Filed Pursuant to Rule 497

Investment Company Act File No. 811-22684

Securities Act File No. 333-224509

PROSPECTUS SUPPLEMENT

(to Prospectus dated May 14, 2019)

Daxor Corporation

140,352 Shares of Common Stock

Daxor Corporation is an investment company with medical instrumentation and biotechnology operations. While the company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities, the company is dependent upon earnings from its investment portfolio to fund its medical instrumentation and biotechnology operations and has registered as a closed-end investment company under the Investment Company Act of 1940, as amended.  While Daxor Corporation is registered as a closed-end investment company, it has always conducted its business as an operating company and has never been in, or held itself out to be in, the business of investing, reinvesting, owning, holding or trading in securities.

The company is offering up to 140,352 shares of our common stock, par value $0.01 per share, at a purchase price of $14.25 per share of common stock to certain institutional investors pursuant to this prospectus supplement and the accompanying prospectus.

During any 12-month period, the aggregate market value of securities we may offer under this registration statement shall not exceed one third of the aggregate market value of voting and non-voting common equity held by persons who are not affiliates of our company, and this maximum amount is currently $11,464,667, based on the last reported sale price of $14.25 on March 2, 2020, which would currently limit aggregate offerings to approximately 268,179 shares of common stock, assuming all shares are sold at $14.25 per share.

 We have engaged H.C. Wainwright & Co., LLC, or the placement agent, as our exclusive placement agent in connection with this offering. The placement agent has no obligation to buy any of the securities from us or to arrange for the purchase or sale of any specific number or dollar amount of securities. We have agreed to pay the placement agent the placement agent fees set forth in the table below. See “Plan of Distribution” beginning on page S-10 of this prospectus supplement for more information regarding these arrangements.

	Per Share	Total
Offering price	$14.25	$2,000,016
Placement agent fees (1)	$1.00	$140,001
Proceeds, before expenses, to us	$13.25	$1,860,015

(1)	In addition, we have agreed to pay the placement agent a management fee of 1% of the aggregate gross proceeds raised in this offering and to pay the placement agent for certain of its expenses. See “Plan of Distribution” beginning on page S-10 of this prospectus supplement for more information on placement agent compensation.

(continued on following page)

Investing in the Common Stock involves certain risks. See “Risk Factors” beginning on page 7 of the accompanying Prospectus. You should consider carefully these risks together with all of the other information contained in this Prospectus Supplement and the accompanying Prospectus before making a decision to purchase Common Stock.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus Supplement or the accompanying Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

H.C. Wainwright & Co.

This Prospectus Supplement is dated March 3, 2020.

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(continued from previous page)

As noted above, during any 12-month period, the aggregate market value of securities we may offer under this registration statement may not exceed one third of the aggregate market value of voting and non-voting common equity held by persons who are not affiliates of our company. The aggregate market value of our outstanding common stock held by non-affiliates, or public float, is approximately $11,464,667, based on the closing price of our common stock as reported on the NYSE American on March 2, 2020, which was $14.25, as calculated in accordance with applicable rules and regulations. In no event will we sell our common stock in a primary offering under this registration statement with a value exceeding one-third of our public float in any 12-month period, which amount is currently $3,821,551, unless our public float subsequently rises to $75.0 million or more.

As of March 2, 2020, the last reported sale price for the Common Stock on the NYSE American was $14.25 per share. The net asset value (“NAV”) per share of the Common Stock as of the close of business on January 31, 2020 was $3.49, representing a premium of market price to NAV of 408.3%.

Our currently outstanding shares of Common Stock are, and the shares of Common Stock offered by this Prospectus Supplement and the accompanying Prospectus will be, listed on the NYSE American under the symbol “DXR”.

This Prospectus Supplement, together with the accompanying Prospectus, dated May 14, 2019, sets forth the information that you should know before investing in shares of Common Stock. You should read this Prospectus Supplement and the accompanying Prospectus, which contain important information about the company, before deciding whether to invest, and you should retain them for future reference. A Statement of Additional Information, dated May 14, 2019 (the “SAI”), as supplemented to date, containing additional information about the company, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference in its entirety into the accompanying Prospectus. This Prospectus Supplement, the accompanying Prospectus and the SAI are part of a “shelf” registration statement filed with the SEC. This Prospectus Supplement describes the specific details regarding this offering, including the method of distribution. If information in this Prospectus Supplement is inconsistent with the accompanying Prospectus or the SAI, you should rely on this Prospectus Supplement. You may request a free copy of the SAI, the table of contents of which is on page 24 of the accompanying Prospectus, or request other information about the company (including the company’s annual and semi-annual reports) or make shareholder inquiries by calling (888) 774-3268 or by writing the company, or you may obtain a copy (and other information regarding the company) from the SEC’s web site (http://www.sec.gov). Free copies of the company’s reports and the SAI will also be available from the company’s website at www.daxor.com.

The shares of Common Stock do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Capitalized terms used herein that are not otherwise defined shall have the meanings assigned to them in the accompanying Prospectus.

CAUTIONARY NOTICE REGARDING FORWARD-LOOKING STATEMENTS

This Prospectus Supplement and the accompanying Prospectus contain or incorporate by reference forward-looking statements, within the meaning of the federal securities laws, that involve risks and uncertainties. These statements describe the company’s plans, strategies, and goals and our beliefs and assumptions concerning future economic and other conditions and the outlook for the company, based on currently available information. In this Prospectus Supplement and the accompanying Prospectus, words such as “anticipates,” “believes,” “expects,” “objectives,” “goals,” “future,” “intends,” “seeks,” “will,” “may,” “could,” “should,” and similar expressions are used in an effort to identify forward-looking statements, although some forward-looking statements may be expressed differently. The company is not entitled to the safe harbor for forward-looking statements pursuant to Section 27A of the Securities Act of 1933, as amended.

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PROSPECTUS SUPPLEMENT TABLE OF CONTENTS

PROSPECTUS TABLE OF CONTENTS

You should rely only on the information contained or incorporated by reference in this Prospectus Supplement and the accompanying Prospectus in making your investment decisions. The company has not and H.C. Wainwright & Co., LLC has not authorized any other person to provide you with different or inconsistent information. If anyone provides you with different or inconsistent information, you should not rely on it. The company and H.C. Wainwright & Co. take no responsibility for, and can provide no assurance as to the reliability of, any other information that others may give you. This Prospectus Supplement and the accompanying Prospectus do not constitute an offer to sell or solicitation of an offer to buy any securities in any jurisdiction where the offer or sale is not permitted. The information appearing in this Prospectus Supplement and in the accompanying Prospectus is accurate only as of the respective dates on their front covers. The company’s business, financial condition and prospects may have changed since such dates. The company will advise investors of any material changes to the extent required by applicable law.

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PROSPECTUS SUMMARY

This is only a summary of information contained elsewhere in this Prospectus Supplement and the accompanying Prospectus. This summary does not contain all of the information that you should consider before investing in the shares of Common Stock. You should carefully read the more detailed information contained in this Prospectus Supplement and the accompanying Prospectus, dated May 14, 2019, especially the information set forth under the headings “Investment Objectives and Policies” and “Risk Factors” prior to making an investment in the company. You may also wish to request a copy of the company’s Statement of Additional Information, dated May 14, 2019 (the “ SAI”), which contains additional information about the company. Capitalized terms used herein that are not otherwise defined shall have the meanings assigned to them in the accompanying Prospectus.

The Company

Daxor Corporation is an investment company with medical instrumentation and biotechnology operations. While Daxor Corporation is registered as a closed-end investment company, it has always conducted its business as an operating company and has never been in, or held itself out to be in, the business of investing, reinvesting, owning, holding or trading in securities. Our major focus is the development of the BVA-100 ® Blood Volume Analyzer, an instrument that rapidly and accurately measures human blood volume. This instrument is used in conjunction with Volumex ®, a single-use radiopharmaceutical diagnostic injection and collection kit. We also own the Daxor Oak Ridge Operations (DORO) facility in Oak Ridge, Tennessee, which manufactures, tests, and develops next-generation models of the BVA-100 ®. We are offering shares of our common stock, par value $0.01 per share (the “Common Stock”), under this prospectus supplement, at prices and on terms to be determined by market conditions at the time of offering.

Management of the Company

The responsibility of the company’s Board of Directors is to exercise corporate powers and to oversee management of the business of Daxor Corporation. The officers of the company are principally responsible for its operations. The company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities. As such, the company has no investment advisors, administrator, affiliated brokerage, dividend paying agent, non-resident managers, or portfolio managers. The nature of the instruments in which funds in excess of immediate capital needs are placed are consistent with capital preservation and liquidity. Subject to the oversight of the Board, the company’s Chief Executive Officer, Michael Feldschuh, is the only individual responsible for the day-to-day management of Daxor’s investments.

Listing and Symbol

Our currently outstanding shares of Common Stock are, and the shares of Common Stock offered by this Prospectus Supplement and the accompanying Prospectus will be, listed on the NYSE American under the symbol “DXR”. As of March, 2, 2020, the last reported sale price for the Common Stock on the NYSE American was $14.25 per share. The net asset value (“NAV”) per share of the Common Stock as of the close of business on January 31, 2020 was $3.49, representing a premium of market price to NAV of 408.3%.

The Offering

The company is offering up to 140,352 shares of our common stock, par value $0.01 per share, at a purchase price of $14.25 per share of common stock to certain institutional investors pursuant to this prospectus supplement and the accompanying prospectus.

Under the Investment Company Act of 1940, as amended, the company may not sell shares of Common Stock at a price below the then current NAV per share, after taking into account any commission or discount.

Risks	See “Risk Factors” beginning on page 7 of the accompanying Prospectus for a discussion of factors you should consider carefully before deciding to invest in the shares of Common Stock.
Use of Proceeds	We intend to use the net proceeds from the sale of the securities offered hereby for working capital and other general corporate purposes, including to develop our products, fund capital expenditures, make investments in or acquisitions of other businesses, solutions or technologies or repay a portion of our outstanding borrowings. We currently have no plan or proposal to make any particular such investment or acquisition. Pending these uses, we intend to invest the net proceeds in, interest-bearing, investment-grade securities. Specifically, the interest bearing securities are preferred stocks with perpetual maturities that are rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch.

S-5

SUMMARY OF EXPENSES

The following table contains information about the costs and expenses that shareholders will bear directly or indirectly. The table is based on the capital structure of the company as of December 31, 2019 (except as noted below), after giving effect to the anticipated net proceeds of the shares of Common Stock offered by this Prospectus Supplement and the accompanying Prospectus and assuming that the company incurs the estimated offering expenses. The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of Common Stock, would bear directly or indirectly.

Shareholder Transaction Expenses
Sales load (as a percentage of offering price)	7.0	%(1)
Offering expenses borne by the company (as a percentage of offering price)	4.7	%(2)

Annual Expenses	Percentage of Net Assets Attributable to Common Shares (3)
Management fees(4)	None
Annualized Interest Payments on Borrowed Funds	0.40%
Annualized Other Expenses (5)	2.80%
Total Annual Expenses before Taxes	3.20%

Estimated Annualized Tax Expense	0.10%
Total Annual Expense after Taxes(6)	3.30%

(1)	Represents the estimated commission with respect to the Common Stock being sold in this offering.

(2)	Represents the costs associated with the company’s registration statement and any offerings pursuant to such registration statement.

(3)

Based upon average net assets applicable to shares of Common Stock during the period ended December 31, 2019 after giving effect to the anticipated net proceeds of the Common Stock offered by this Prospectus Supplement. There is no guarantee that there will be any sales of Common Stock pursuant to this Prospectus Supplement. The number of shares of Common Stock actually sold pursuant to this Prospectus Supplement may be less than as assumed herein.

(4)	The company does not pay a management fee.

(5)	Annualized Other Expenses are based on estimated amounts for current fiscal year.

(6)	The company has significant net operating loss and capital loss carry forwards and for the foreseeable future no adjustments to tax liabilities or operations is necessary. However, the company is subject to state and local taxes where the annualized impact to operations is approximately 0.10%.

S-6

Example

As required by relevant SEC regulations, the following Example illustrates the expenses that you would pay on a $1,000 investment in shares of Common Stock, assuming (1) “Total annual expenses” of 3.30% of net assets attributable to shares of Common Stock, (2) the sales load of $140,001 and estimated offering expenses of $94,500, and (3) a 5% annual return*:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$311	$360	$410	$544

*	The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the company’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the Example. The Example assumes that all dividends and distributions are reinvested at net asset value.

S-7

CAPITALIZATION

The company is offering up to 140,352 shares of our common stock, par value $0.01 per share, at a purchase price of $14.25 per share of common stock to certain institutional investors pursuant to this prospectus supplement and the accompanying prospectus.

During any 12-month period, the aggregate market value of securities we may offer under this registration statement may not exceed one third of the aggregate market value of voting and non-voting common equity held by persons who are not affiliates of our company, and this amount is currently $11,464,667.

There is no guarantee that the company will sell all of the shares of Common Stock available for sale hereunder or that there will be any sales of Common Stock hereunder.

The following table sets forth the company’s capitalization at December 31, 2019:

i.	on a historical basis; and

ii.	on an as adjusted basis to reflect the assumed sale of 140,352 shares of Common Stock at a price of $14.25 per share, in an offering under this Prospectus Supplement and the accompanying Prospectus less the assumed commission of $140,001 and estimated offering expenses payable by the company of $94,500.

Net asset value (10,000,000 shares authorized, 5,316,530 issued and 3,746,858 outstanding 12/31/19)

	Actual 12/31/19	As Adjusted
		(Unaudited)
Capital paid in	$11,060,549	$11,060,549
Total Undistributed earnings	16,565,424	16,565,424
Treasury Stock	(14,860,304)	(13,094,789)
Net Assets	$12,765,669	$14,531,184

S-8

USE OF PROCEEDS

Assuming the sale of the 140,352 shares of Common Stock offered herein, the net proceeds to the company from this offering will be approximately $1,765,515 after deducting the estimated commission and estimated offering expenses.

We intend to use the net proceeds from the sale of the securities offered hereby for working capital and other general corporate purposes, including to develop our products, fund capital expenditures, make investments in or acquisitions of other businesses, solutions or technologies or repay a portion of our outstanding borrowings. We currently have no plan or proposal to make any particular such investment or acquisition. Pending these uses, we intend to invest the net proceeds in, interest-bearing, investment-grade securities.  Specifically, the interest bearing securities are preferred stocks with perpetual maturities that are rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch.

S-9

PLAN OF DISTRIBUTION

We have engaged H.C. Wainwright & Co., LLC, which we refer to in this prospectus supplement as Wainwright or the placement agent, to act as our exclusive placement agent to solicit offers to purchase the securities offered by this prospectus supplement. Wainwright is not purchasing or selling any securities, nor are they required to arrange for the purchase and sale of any specific number or dollar amount of securities, other than to use their reasonable best efforts to arrange for the sale of the securities by us. Therefore, we may not sell the entire amount of the securities being offered. There is no minimum amount of proceeds that is a condition to closing of this offering. We will enter into purchase agreements directly with institutional investors that purchase our securities in this offering. Wainwright may engage one or more sub-placement agents or selected dealers to assist with the offering.

Delivery of the shares of our common stock offered hereby is expected to occur on or about March 5, 2020, subject to satisfaction of certain closing conditions.

Fees and Expenses

The following table shows the per share and total placement agent fees we will pay in connection with the sale of the securities in this offering, assuming the purchase of all of the securities we are offering.

Per share placement agent cash fees	$1.00
Total placement agent cash fees	$140,001

We have agreed to pay Wainwright a cash fee equal to 7% of the aggregate gross proceeds raised in the offering. We have also agreed to pay Wainwright a management fee equal 1% of the aggregate gross proceeds from this offering, $25,000 for non-accountable expenses, up to $35,000 for fees and expenses of legal counsel and other out-of-pocket expenses, and up to $12,900 for clearing expenses. We estimate the total offering expenses of this offering that will be payable by us, excluding the placement agent’s fees and expenses, will be approximately $49,500. After deducting the placement agent fees and our estimated offering expenses, we expect the net proceeds from this offering to be approximately $1,765,515.

Other Relationships

The placement agent may, from time to time, engage in transactions with or perform services for us in the ordinary course of its business and may in the future receive customary fees and commissions for these transactions.

Determination of Offering Price

The public offering price of the securities we are offering was negotiated between us and the investors, in consultation with the placement agent based on the trading of our common stock prior to the offering, among other things. Other factors considered in determining the public offering price of the securities we are offering include the history and prospects of our company, the stage of development of our business, our business plans for the future and the extent to which they have been implemented, an assessment of our management, general conditions of the securities markets at the time of the offering and such other factors as were deemed relevant.

Transfer Agent and Registrar

The transfer agent and registrar for our common stock is Continental Stock Transfer & Trust Co. Our shares of common stock are listed on the NYSE American under the symbol “DXR”.

Indemnification

We have agreed to indemnify the placement agent against certain liabilities, including liabilities under the Securities Act, or to contribute to payments the placement agent may be required to make with respect to any of these liabilities.

Regulation M

The placement agent may be deemed to be an underwriter within the meaning of Section 2(a)(11) of the Securities Act and any fees received by it and any profit realized on the sale of the securities by it while acting as principal might be deemed to be underwriting discounts or commissions under the Securities Act. The placement agent will be required to comply with the requirements of the Securities Act and the Exchange Act, including, without limitation, Rule 10b-5 and Regulation M under the Exchange Act. These rules and regulations may limit the timing of purchases and sales of our securities by the placement agent. Under these rules and regulations, the placement agent may not (i) engage in any stabilization activity in connection with our securities and (ii) bid for or purchase any of our securities or attempt to induce any person to purchase any of our securities, other than as permitted under the Exchange Act, until they have completed their participation in the distribution.

Investment Company Act

Under the Investment Company Act of 1940, as amended, the company may not sell shares of Common Stock at a price below the then current NAV per share, after taking into account any commission or discount.

S-10

LEGAL MATTERS

Certain legal matters will be passed on by Foley & Lardner LLP, New York, New York, as counsel to the company in connection with the offering of Common Stock.

ADDITIONAL INFORMATION

This Prospectus Supplement and the accompanying Prospectus constitute part of a Registration Statement filed by the company with the SEC under the Securities Act and the 1940 Act. Daxor Corporation’s Annual Report on Form N-CSR for the fiscal year ended December 31, 2018, which includes Daxor Corporation’s financial statements for that fiscal year, which was filed on March 1, 2019, is incorporated by reference herein. Daxor Corporation’s Annual Report on Form N-CSR for the fiscal year ended December 31, 2019, which includes Daxor Corporation’s financial statements for that fiscal year, which was filed on February 28, 2020, is attached hereto. This Prospectus Supplement and the accompanying Prospectus omit certain of the information contained in the Registration Statement, and reference is hereby made to the Registration Statement and related exhibits for further information with respect to the company and the Common Stock offered hereby. Any statements contained herein concerning the provisions of any document are not necessarily complete, and, in each instance, reference is made to the copy of such document filed as an exhibit to the Registration Statement or otherwise filed with the SEC. Each such statement is qualified in its entirety by such reference. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations or free of charge through the SEC’s web site (http://www.sec.gov).

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DAXOR CORPORATION
BASE PROSPECTUS

$28,000,000
Daxor Corporation
Common Stock

Daxor Corporation is an investment company with medical instrumentation and biotechnology operations. While the company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities, the company is dependent upon earnings from its investment portfolio to fund operations and has registered as a closed-end investment company under the Investment Company Act of 1940, as amended.  While Daxor Corporation is registered as a closed-end investment company, it has always conducted its business as an operating company and has never been in, or held itself out to be in, the business of investing, reinvesting, owning, holding or trading in securities.

Our major focus is the development of the BVA-100 ® Blood Volume Analyzer, an instrument that rapidly and accurately measures human blood volume. This instrument is used in conjunction with Volumex ®, a single-use radiopharmaceutical diagnostic injection and collection kit. We also own the Daxor Oak Ridge Operations (DORO) facility in Oak Ridge, Tennessee, which manufactures, tests, and develops next-generation models of the BVA-100 ®.

We may offer shares of our common stock, par value $0.01 per share, from time to time under this prospectus, together with any applicable prospectus supplement, at prices and on terms to be determined by market conditions at the time of offering. This prospectus provides you with a description of the common stock we may offer. Each time we offer securities, we will provide a prospectus supplement that will describe the specific amounts, prices and other important terms of the offering. During any 12-month period, the aggregate market value of securities we may offer may not exceed one third of the aggregate market value of voting and non-voting common equity held by persons who are not affiliates of our company.

In addition, we are registering shares of our common stock for resale by the selling shareholder named in this prospectus, or its transferees, pledges, donees or successors. We will not receive any proceeds from the sale of these shares, although we have paid the expenses of preparing this prospectus and the related registration statement.

Holders of our common stock are entitled to dividends as our board of directors may declare from time to time out of legally available funds. Each holder of our common stock is entitled to one vote per share. Our common stock is described in greater detail in this prospectus under  "Daxor Corporation Common Stock".

A prospectus supplement that we may authorize to be provided to you may also add, update or change information contained in this prospectus or in documents we have incorporated by reference. However, no prospectus supplement will offer a security that is not registered and described in this prospectus at the time of the effectiveness of the registration statement of which this prospectus is a part.

We may offer shares of common stock (1) directly to one or more purchasers, (2) through agents that we may designate from time to time or (3) to or through underwriters or dealers. We, and our underwriters or agents, reserve the right to accept or reject all or part of any proposed purchase of securities. If we do offer securities through underwriters or agents, we will include in the applicable prospectus supplement: (1) the names of those underwriters or agents; (2) applicable fees, discounts and commissions to be paid to them; (3) details regarding over-allotment options, if any; and (4) the net proceeds to us.

I

You should rely only on the information that we have provided or incorporated by reference in this prospectus, and any applicable prospectus supplement that we may authorize to be provided to you. We have not authorized any dealer, salesman or other person to give any information or to make any representation other than those contained or incorporated by reference in this prospectus, and any applicable prospectus supplement. You must not rely upon any information or representation not contained or incorporated by reference in this prospectus, and the accompanying prospectus supplement. We take no responsibility for, and can provide no assurance as to the reliability of, any other information that others may give you.

This prospectus and the accompanying supplement to this prospectus do not constitute an offer to sell or the solicitation of an offer to buy any securities other than the registered securities to which they relate, nor do this prospectus and the accompanying supplement to this prospectus constitute an offer to sell or the solicitation of an offer to buy securities in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction. You should not assume that the information contained in this prospectus and any applicable prospectus supplement is accurate on any date subsequent to the date set forth on the front of the document or that any information we have incorporated by reference therein is correct on any date subsequent to the date of the document incorporated by reference, even though this prospectus and any applicable prospectus supplement is delivered or the applicable securities are sold on a later date.

Our common stock has continuously been traded since its initial public offering. The company's common stock is traded on the NYSE American Exchange under the symbol DXR.

There are risks involved in investing in the Daxor Corporation's stock. See the "Risk Factors" section beginning on page 7 of this prospectus.

This prospectus sets forth concisely the information about Daxor Corporation that a prospective investor ought to know before investing. This prospectus should be retained for future reference. Additional information about the company, in the form of a Statement of Additional Information, dated as of the date of this prospectus, is incorporated herein by reference. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page 24 of this prospectus, or request other information about the company (including our annual and semi-annual reports) or make shareholder inquiries by calling (888) 774-3268 or by writing us at 350 Fifth Avenue (Empire State Building), Suite 4740, New York, New York 10118, Attention Corporate Secretary; or you may obtain a copy (and other information regarding the company) from the SEC's website (www.sec.gov). Free copies of our reports and the SAI will also be available from our website at www.Daxor.com .

The date of this prospectus is May 14, 2019.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This Prospectus is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

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TABLE OF CONTENTS

FEE TABLE AND SYNOPSIS	1
FINANCIAL HIGHLIGHTS	2
PLAN OF DISTRIBUTION	4
SENIOR SECURITIES	5
SELLING SHAREHOLDER	6
USE OF PROCEEDS	6
GENERAL DESCRIPTION OF DAXOR CORPORATION	6
General	6
Investment Objectives and Policies	7
Risk Factors	7
Other Policies	16
Forward-Looking Statements Regarding Daxor Corporation	16
Investment Management	17
Daxor Corporation Common Stock	18
Directors and Executive Officers of Daxor Corporation	19
Additional Information about Daxor Corporation	22
TAX MATTERS	22
LEGAL MATTERS	23
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	24
PRIVACY PRINCIPLES OF THE COMPANY	24
ADDITIONAL INFORMATION	24
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION	25

You should rely only on the information included or incorporated by reference in this prospectus. Daxor Corporation has not authorized anyone to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. You should not assume that the information included in this prospectus is accurate as of any date other than the date on the front of this prospectus. The company's prospects and its business, financial condition and results of operations, each may have changed since the date on the front of this prospectus.

FEE TABLE AND SYNOPSIS

The following table contains information about the costs and expenses that shareholders will bear directly or indirectly. The table is based on the capital structure of the company as of December 31, 2018 (except as noted below). The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of common stock, would bear directly or indirectly.

Common Shareholder Transaction Expenses
Sales load paid by you (as a percentage of offering price)	3.00	%(1)
Offering expenses borne by shareholders (as a percentage of offering price)	4.4	%(2)

Percentage of Net Assets
Annual Expenses	Attributable to Common Shares (3)
Management Fees(4)	None
Annualized Interest Payments on Borrowed Funds	0.78%
Annualized Other Expenses (5)	1.92%
Total Annual Expenses before Taxes	2.70%

Estimated Annualized Tax Expense	0.15%
Total Annual Expenses after Taxes(6)	2.85%

(1)
If shares of common stock to which this prospectus relates are sold to or through underwriters, the prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the company.

(2)	The company will bear the costs of the offering expenses, and the prospectus supplement will set forth the estimated offering costs.

(3)	Based upon average net assets applicable to shares of common stock during the period ended December 31, 2018.

(4) (5)	The company does not pay a management fee. "Annualized Other Expenses" are based on estimated amounts for the current fiscal year.

(6)
As explained in the company's Form N-CSR, as filed on March 1, 2019, the company has significant net operating loss and capital loss carry forwards and for the foreseeable future no adjustments to tax liabilities or operations is necessary. However, the company is subject to state and local taxes where the annualized impact to operations is approximately 0. 15%.

As required by relevant SEC regulations, the following Example illustrates the expenses that you would pay on a $1,000 investment in shares of Common Stock, assuming (1) "Total annual expenses" of 2.85% of net assets attributable to shares of Common Stock, (2) the sales load of $30 and estimated offering expenses of $120,650, and (3) a 5% annual return*:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$101	$156	$213	$368

*
The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the company's actual rate of return may be higher or lower than the hypothetical 5% return shown in the Example.  The Example assumes that all dividends and distributions are reinvested at net asset value.

1

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the company's financial performance. The information in this table is derived from the company's financial statements audited by its independent registered public accounting firm for the company, whose report on such financial statements, together with the financial statements of the company, are included in the company's annual report to shareholders for the fiscal year ended December 31, 2018, and are incorporated by reference into the SAI.

	Year Ended December 31, 2018	Year Ended December 31, 2017
Net Asset Value Per Share, Beginning of Year	$3.68	$4.04

Income (loss) from operations:
Net investment income	0.00	0.07
Net realized and unrealized gain (loss) from investments, options and securities borrowed	0.03	0.23
Net realized and unrealized loss from operating division	(0.36)	(0.62)
Income tax (expense) benefit	0.09	-
Other	0.05	(0.01)
Total income (loss) from Investment Operations	(0.19)	(0.33)

		-
Distributions to shareholders from net investment income	0.00	(0.03)

Increase (decrease) in Net Asset Value Per Share	(0.19)	(0.36)

Net Asset Value Per Share, End of Year	$3.49	$3.68

Market Price Per Share of Common Stock, Beginning of Year	$4.57	$8.24
Market Price Per Share of Common Stock, End of Year	8.20	4.57
Change in Price Per Share of Common Stock	$3.63	$(3.67)

Total Investment Return	79.43%	(44.54)%

Weighted Average Shares Outstanding	3,741,954	3,767,756

Ratios/Supplemental Data

Net assets, End of Year (in 000's)	$13,062	$13,758

Ratio of total expenses to average net assets	3.14%	1.90%

Ratio of net investment income before income taxes to average net assets	0.07%	1.89%

Ratio of net investment (loss) income after income taxes to average net assets	2.55%	1.72%

Portfolio turnover rate	0.52%	3.63%

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Daxor Corporation
Financial Highlights (continued)
For the Years Ended December 31, 2016, 2015 and 2014

	Year Ended	Year Ended	Year Ended
	December 31, 2016	December 31, 2015	December 31, 2014
			"restated"
Net Asset Value Per Share, Beginning of Year	$3.74	$6.16	$6.45

Income (loss) from operations:
Net investment income	0.03	0.11	0.23
Net realized and unrealized gain (loss) from investments, options and securities borrowed	0.56	(2.12)	(1.34)
Net realized and unrealized loss from operating division	(0.21)	-	-
Income tax (expense) benefit	-	(0.32)	0.87
Other	(0.05)	(0.05)	(0.02)
Total income (loss) from Investment Operations	0.33	(2.36)	(0.26)

Less:
Distributions to shareholders from net investment income	(0.03)	(0.04)	(0.03)

Increase (decrease) in Net Asset Value Per Share	0.30	(2.42)	(0.29)

Net Asset Value Per Share, End of Year	$4.04	$3.74	$6.16

Market Price Per Share of Common Stock, Beginning of Year	$7.60	$6.80	$6.83
Market Price Per Share of Common Stock, End of Year	8.24	7.60	6.98
Change in Price Per Share of Common Stock	$0.64	$0.80	$0.15

Total Investment Return	8.42%	11.76%	2.20%

Weighted Average Shares Outstanding	3,825,476	3,921,697	4,040,242

Ratios/Supplemental Data

Net assets, End of Year (in 000's)	$15,344	$14,427	$24,580
Ratio of total expenses to average net assets	2.44%	3.06%	2.70%
Ratio of net investment income before income taxes to average net assets	0.86%	2.31%	3.63%
Ratio of net investment (loss) income after income taxes to average net assets	0.78%	(4.18)%	17.48%
Portfolio turnover rate	7.59%	7.43%	3.34%

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PLAN OF DISTRIBUTION

We may sell the securities being offered hereby in one or more of the following ways from time to time:

●	through agents to the public or to investors;

●	to underwriters for resale to the public or to investors; and

●	directly to investors; or through a combination of any of these methods of sale.

We will set forth in a prospectus supplement the terms of that particular offering of securities, including:

●	the name or names of any agents or underwriters;

●	the purchase price of the securities being offered and the proceeds we will receive from the sale;

●	any over-allotment options under which underwriters may purchase additional securities from us;

●	any agency fees or underwriting discounts and other items constituting agents' or underwriters' compensation; and

●	any discounts or concessions allowed or reallowed or paid to dealers.

Agents

We may designate agents who agree to use their reasonable efforts to solicit purchases of our securities for the period of their appointment or to sell our securities on a continuing basis.

Underwriters

If we use underwriters for a sale of securities, the underwriters will acquire the securities for their own account. The underwriters may resell the securities in one or more transactions, including negotiated transactions, at a fixed public offering price or at varying prices determined at the time of sale. The obligations of the underwriters to purchase the securities will be subject to the conditions set forth in the applicable underwriting agreement. The underwriters will be obligated to purchase all the securities of the series offered if they purchase any of the securities of that series. We may change from time to time any initial public offering price and any discounts or concessions the underwriters allow or reallow or pay to dealers. We may use underwriters with whom we have a material relationship. We will describe the nature of any such relationship in any prospectus supplement naming any such underwriter. Only underwriters we name in the prospectus supplement are underwriters of the securities offered by the prospectus supplement.

Direct Sales

We may also sell securities directly to one or more purchasers without using underwriters or agents. Underwriters, dealers and agents that participate in the distribution of the securities may be underwriters as defined in the Securities Act of 1933, as amended (the " Securities Act  "), and any discounts or commissions they receive from us and any profit on their resale of the securities may be treated as underwriting discounts and commissions under the Securities Act. We will identify in the applicable prospectus supplement any underwriters, dealers or agents and will describe their compensation. We may have agreements with the underwriters, dealers and agents to indemnify them against specified civil liabilities, including liabilities under the Securities Act. Underwriters, dealers and agents may engage in transactions with or perform services for us in the ordinary course of their businesses.

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Stabilization Activities

Any underwriter may engage in overallotment, stabilizing transactions, short covering transactions and penalty bids in accordance with Regulation M under the Securities Exchange Act of 1934, as amended, or the Exchange Act. Overallotment involves sales in excess of the offering size, which create a short position. Stabilizing transactions permit bids to purchase the underlying security so long as the stabilizing bids do not exceed a specified maximum. Short covering transactions involve purchases of the securities in the open market after the distribution is completed to cover short positions. Penalty bids permit the underwriters to reclaim a selling concession from a dealer when the securities originally sold by the dealer are purchased in a covering transaction to cover short positions. Those activities may cause the price of the securities to be higher than it would otherwise be. The underwriters may discontinue any of these activities, if commenced, at any time.

General

Agents, underwriters, or dealers participating in an offering of Common Shares may be deemed to be underwriters, and any discounts and commission received by them and any profit realized by them on resale of the offered shares of common stock for whom they act as agent, may be deemed to be underwriting discounts and commissions under the Securities Act.

We may offer to sell securities either at a fixed price or at prices that may vary, at market prices prevailing at the time of sale, at prices related to prevailing market prices or at negotiated prices.

Under agreements entered into with us, underwriters and agents may be entitled to indemnification by us against certain civil liabilities, including liabilities under the Securities Act, or to contribution for payments the underwriters or agents may be required to make.

The underwriters, agents, and their affiliates may engage in financial or other business transactions with us in the ordinary course of business.

Pursuant to a requirement of the Financial Industry Regulatory Authority, or FINRA, the maximum compensation to be received by any FINRA member or independent broker-dealer may not be greater than eight percent (8%) of the gross proceeds received by us for the sale of any securities being registered pursuant to Rule 415 under the Securities Act.

The aggregate offering price specified on the cover of this prospectus relates to the offering of the shares of common stock not yet issued as of the date of this prospectus.

To the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder, the underwriters may from time to time act as a broker or dealer and receive fees in connection with the execution of portfolio transactions on behalf of the company after the underwriters have ceased to be underwriters and, subject to certain restrictions, each may act as a broker while it is an underwriter.

A prospectus and accompanying prospectus supplement in electronic form may be made available on the websites maintained by underwriters. The underwriters may agree to allocate a number of shares of common stock for sale to their online brokerage account holders. Such allocations of shares of common stock for internet distributions will be made on the same basis as other allocations. In addition, shares of common stock may be sold by the underwriters to securities dealers who resell shares of common stock to online brokerage account holders.

SENIOR SECURITIES

We have no instruments that are senior securities. While we have margin loans, which could be considered senior securities if we did not take appropriate steps to segregate assets or otherwise "cover" the margin loan obligations, we have covered our commitments under the margin loans, and do not treat the margin loans as senior securities. Therefore, we have not included a senior securities table.

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SELLING SHAREHOLDER

We are registering certain of the shares covered by this prospectus on behalf of the selling shareholder named in the table below (including its donees, pledgees, transferees or other successors-in-interest who receive any of the shares covered by this prospectus), the Joseph Feldschuh Estate. We are registering the shares to permit the selling shareholder to offer these shares for resale from time to time. The selling shareholder may sell all, some or none of the shares covered by this prospectus. All information with respect to beneficial ownership has been furnished to us by the selling shareholder.

The estate of Joseph Feldschuh, M.D., controls more than 50% of the company's voting power, and shareholders and members of the company's board of directors submit nominees for election to the company's board to Mr. Michael Feldschuh, executor of the Joseph Feldschuh estate, for his consideration.

SELLING SHAREHOLDER	NUMBER OF SHARES OWNED PRIOR TO THIS OFFERING	NUMBER OF SHARES BEING OFFERED HEREBY	SHARES OWNED AFTER OFFERING (1)
			NUMBER	PERCENTAGE (2)
Joseph Feldschuh Estate	2,774,455	300,000	2,474,455	66%

(1)
Assumes that the shareholder disposes of all of the shares of common stock covered by this prospectus and does not acquire or dispose of any additional shares of common stock. However, the selling shareholder is not representing that any of the shares covered by this prospectus will be offered for sale, and the selling shareholder reserves the right to accept or reject, in whole or in part, any proposed sale of shares.

(2)
The percentage of common stock beneficially owned is based on the shares of common stock outstanding on May 14, 2019. This prospectus also covers any additional shares of common stock that become issuable in connection with the shares being registered by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of our common stock.

USE OF PROCEEDS

Except as described in any applicable prospectus supplement in connection with a specific offering, we currently intend to use the net proceeds from the sale of the securities offered hereby for working capital and other general corporate purposes, including to develop our products, fund capital expenditures, make investments in or acquisitions of other businesses, solutions or technologies or repay a portion of our outstanding borrowings. We currently have no plan or proposal to make any particular such investment or acquisition. Pending these uses, we intend to invest the net proceeds in, interest-bearing, investment-grade securities. Specifically, the interest bearing securities are preferred stocks with perpetual maturities that are rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody's, S&P and Fitch.

The selling shareholder will receive all of the proceeds from the sale of the common stock offered by this prospectus for the selling shareholder. We will not receive any of the proceeds from the sale of such common stock.

GENERAL DESCRIPTION OF DAXOR CORPORATION

General

Daxor Corporation is an investment company with medical instrumentation and biotechnology operations. Daxor Corporation was originally incorporated in New York State as Iatric Corporation in May 1971 for cryobanking services and discontinued these services through its wholly-owned subsidiary, Scientific Medical Systems in 2017. In October 1971, the name Iatric Corporation was changed to Idant Corporation. In May 1973, the name Idant Corporation was changed to Daxor Corporation.

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Our principal executive offices are located at 350 Fifth Avenue, Suite 4740, New York, NY 10118.

While the company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities, the company is dependent upon earnings from its investment portfolio to fund operations. While Daxor Corporation is registering as a closed-end investment company, Daxor Corporation's major focus will remain the development of the BVA-100 ® Blood Volume Analyzer, an instrument that rapidly and accurately measures human blood volume. This instrument is used in conjunction with Volumex ®, a single-use radiopharmaceutical diagnostic injection and collection kit.

We also own the Daxor Oak Ridge Operations (DORO) facility in Oak Ridge, TN, which manufactures, tests, and develops next-generation models of the BVA-100 ®.

We maintain an internet website at www.daxor.com. Except as expressly incorporated herein by reference, the information contained on the website is not incorporated by reference into this prospectus or into any other document filed by us with the Securities and Exchange Commission.

Investment Objectives and Policies

Our objective is to support and expand our operating businesses, through organic growth (i.e., the rate of business expansion through internal enhancement of the business and operations as opposed to mergers, acquisitions and takeovers). The company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities. Funds in excess of the company's business needs are placed in instruments designed to maximize capital preservation and assure liquidity. The foregoing policies may be changed without a shareholder vote.

We concentrate our investments in the utility industry and has an investment policy that calls for a minimum of 80% of the company's investment portfolio to consist of electric utility stocks. The Board of Directors has authorized this minimum to be temporarily lowered to 70% when management deems it to be necessary. At least once a year, the company reviews its investment strategy, and more frequently as needed, at board meetings.

The investment portfolio primarily consists of electric utility companies which are publicly traded common and preferred stock. In addition to receiving income from dividends from the securities held in the investment portfolio, we also have an investment policy of selling puts on stocks that we are willing to own. Such options usually have a maturity of less than 1 year. The company will also sell covered calls on securities within its investment portfolio. Covered calls involve stocks, which usually do not exceed 15% of the value of the company's portfolio.

We will, at times, sell naked or uncovered calls, as well as, engage in short sales as part of an income strategy, and to a lesser extent a strategy to mitigate risk. Our net short position will usually amount to less than 15% of the company's portfolio value.

At this time, investments in debt instruments and foreign securities are not a principal investment strategy, and we expect any such investments to be minimal.

Risk Factors

Investment Portfolio Risks

Market Risks

Loss of money is a risk of investing in the company. The net asset value of the company can be expected to change daily and you may lose money. There is no guarantee that the performance of our investment portfolio will be positive over any period of time, either short-term or long-term.

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Equity Investments

Because we invest in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by us, can affect the performance of our investment portfolio. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Industry Concentration

We concentrate our investments within the electric utility industry. Because of its narrow industry focus, the performance of our investment portfolio is tied closely to and affected by developments in the electric utility industry, such as competition and weather. The electric utility industry is also sensitive to increased interest rates because of the industry's capital intensive nature. Also, an increase in interest rates could cause some electric utilities to decrease dividends paid to shareholders which would reduce our investment income. The earnings of electric utility companies could also be negatively affected by power outages. Electric utilities operate in an environment of federal, state and local regulations, and these regulations may disproportionately affect an individual utility.

Short Sale Risks

Our investment portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the investment portfolio's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the portfolio. Short sales expose our investment portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio. The investment performance of our investment portfolio will also suffer if it is required to close out a short position earlier than it had intended. In addition, our investment portfolio may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the investment portfolio. Short positions introduce more risk to the investment portfolio than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Put and Call Options Risk

Options transactions involve special risks that may make it difficult or impossible to close a position when we desire. These risks include: possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits.

Operating Company Risks

Our business is at an early stage of commercial development and we may struggle to generate significant commercial uptake in our products with our current resources.

Our business is at an early stage of commercial development. We have a base of installed devices or tests run at approximately 65 hospitals and clinics and approximately 40,000 kits have been sold to clinicians. These sites are covered by a sales, marketing, technical, and clinical support team of 12 individuals composed of employees and consultants. Investment in expanding these resources will be required to reach larger target customers at hospitals and clinics across the country.

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In addition, significant research and clinical studies on the potential benefits of blood volume analysis to guide therapeutic decisions will be required to gain acceptance into the guidelines of care and for broader clinical adoption. There is no guarantee that these studies will be successful or completed in a timely or cost-effective manner allowing the company to benefit commercially from their completion.

We will need additional capital to conduct our operations and develop our products, and our ability to obtain the necessary funding is uncertain.

We have used a significant amount of cash and retained earnings since inception to finance the continued development and testing of our BVA-100 system, and we expect to need additional capital resources in order to further commercialize the product as well as develop related products and updates to our existing device.

We may not be successful in maintaining operating cash flow, and the timing of our capital expenditures and other expenditures may impede our commercialization efforts if not sufficient. If financing is not sufficient and additional financing is not available or available only on terms that are detrimental to our long-term survival, it could have a material adverse effect on our ability to successfully commercialize our technology.

Additional financing through strategic collaborations, public or private equity or debt financings or other financing sources may not be available on acceptable terms for our operating company, or at all. Additional equity financing could result in dilution to our shareholders. Further, if we obtain additional funds through arrangements with collaborative partners, these arrangements may require us to relinquish rights to some of our technologies, product or products that we would otherwise seek to develop and commercialize on our own.

If sufficient capital is not available, we may be required to delay, reduce the scope of or eliminate one or more of our research or product development initiatives, any of which could have an adverse effect on our financial condition or business prospects.

Our financial reporting reflects our status as a closed-end investment fund with a wholly owned operating medical device subsidiary whose financial performance is not broken out in detail and reported on a regular basis as is the case with traditional operating companies. As a result, shareholders could lose confidence in our financial and other public reporting, which would harm our business and the trading price of our common stock.

Shareholders seek detailed financial information in their investments and our reporting structure conforms to that of an investment fund. Investors may become dissatisfied with the level of reporting detail that our current fund structure maintains and require greater transparency in the future or lose confidence in the management resulting in a negative impact on the stock price. While the company intends to file for a change of reporting structure in the future to a traditional operating company with the SEC as revenues from the operating subsidiary increase whether that will be achievable and at what date remains unknown at this point in time.

If our efforts to protect our intellectual property related to our technologies are not adequate, we may not be able to compete effectively in our market and our business would be harmed.

We rely upon a combination of patents, trade secret protection and confidentiality agreements to protect the intellectual property related to our technologies. Any disclosure to or misappropriation by third parties of our trade secrets or other confidential information could assist competitors in duplicating or surpassing our technological achievements, thus eroding the competitive advantage we may derive from these patents or know-how.

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The strength of patents in the medical diagnostic field involves complex legal and scientific questions and can be uncertain. The patent applications we own may fail to result in issued patents in the United States or in foreign countries and existing patents on parts of our technology have entered the public domain. Third parties may challenge the validity, enforceability or scope of any issued patents we own or license or any applications that may issue as patents in the future, which may result in those patents being narrowed, invalidated or held unenforceable. Even if they are unchallenged, our patents and patent applications may not adequately protect our intellectual property or prevent others from developing similar products that do not fall within the scope of our patents. If the breadth or strength of protection provided by the patents we hold or pursue is threatened, our ability to commercialize any product candidates with technology protected by those patents could be threatened. Since patent applications in the United States and most other countries are confidential for a period of time after filing, we cannot be certain at the time of filing that we are the first to file any patent application related to our technology.

In addition to the protection afforded by patents, we seek to rely on trade secret protection and confidentiality agreements to protect proprietary know-how that is not patentable, processes for which patents are difficult to enforce and any other elements of our discovery platform and drug development processes that involve proprietary know-how, information or technology that is not covered by patents or not amenable to patent protection. Although we endeavor that all of our employees and certain consultants and advisors to assign inventions to us, and all of our employees, consultants, advisors and any third parties who have access to our proprietary know-how, information or technology to enter into confidentiality agreements, our trade secrets and other proprietary information may be disclosed or competitors may otherwise gain access to such information or independently develop substantially equivalent information. Further, the laws of some foreign countries do not protect proprietary rights to the same extent or in the same manner as the laws of the United States. As a result, we may encounter significant difficulty in protecting and defending our intellectual property both in the United States and abroad. If we are unable to prevent material disclosure of the trade secret intellectual property related to our technologies to third parties, we may not be able to establish or maintain the competitive advantage that we believe is provided by such intellectual property, which could materially adversely affect our market position and business and operational results.

We may be involved in lawsuits to protect or enforce our patent, which could be expensive, time-consuming and unsuccessful.

Competitors may infringe our patents. To attempt to stop infringement or unauthorized use, we may need to enforce one or more of our patents, which can be expensive and time-consuming and distract management. If we pursue any litigation, a court may decide that a patent of ours or our licensor's is not valid or is unenforceable, or may refuse to stop the other party from using the relevant technology on the grounds that our patents do not cover the technology in question. Further, the legal systems of certain countries, particularly certain developing countries, do not favor the enforcement of patents, which could reduce the likelihood of success of any infringement proceeding we pursue in any such jurisdiction. An adverse result in any infringement litigation or defense proceedings could put one or more of our patents at risk of being invalidated, held unenforceable, or interpreted narrowly and could put our patent applications at risk of not issuing, which could limit our ability to exclude competitors from directly competing with us in the applicable jurisdictions.

Interference proceedings provoked by third parties or brought by the U.S. PTO may be necessary to determine the priority of inventions with respect to our patents or patent applications or those of our licensors. An unfavorable outcome could require us to cease using the related technology or to attempt to license rights to use it from the prevailing party. Our business could be harmed if the prevailing party does not offer us a license on commercially reasonable terms, or at all. Litigation or interference proceedings may fail and, even if successful, may result in substantial costs and distract our management and other employees.

If we are unsuccessful in obtaining or maintaining patent protection for intellectual property in development, our business and competitive position would be harmed.

We are seeking patent protection for some of our technology and future products. Patent prosecution is a challenging process and is not assured of success. If we are unable to secure patent protection for our technology and product candidates, our business may be adversely impacted.

In addition, issued patents and pending international applications require regular maintenance. Failure to maintain our portfolio may result in loss of rights that may adversely impact our intellectual property rights, for example by rendering issued patents unenforceable or by prematurely terminating pending international applications.

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If we are unable to protect the confidentiality of our trade secrets, our business and competitive position would be harmed.

In addition to seeking patents for some of our technology and product candidates, we also rely on trade secrets, including unpatented know-how, technology and other proprietary information, to maintain our competitive position. We currently, and expect in the future to continue to, seek to protect these trade secrets, in part, by entering into confidentiality agreements with parties who have access to them, such as our employees, collaborators, contract manufacturers, consultants, advisors and other third parties. We also enter into confidentiality and invention or patent assignment agreements with our employees and consultants. Despite these efforts, any of these parties may breach the agreements and disclose our proprietary information, including our trade secrets, and we may not be able to obtain adequate remedies for any such disclosure. Enforcing a claim that a party illegally disclosed or misappropriated a trade secret is difficult, expensive and time-consuming, and the outcome is unpredictable. In addition, some courts inside and outside the United States are less willing or unwilling to protect trade secrets. If any of our trade secrets were to be lawfully obtained or independently developed by a competitor, we would have no right to prevent them, or those to whom they disclose the trade secrets, from using that technology or information to compete with us. If any of our trade secrets were to be disclosed to or independently developed by a competitor, our competitive position would be harmed.

We will have to hire additional executive officers and employees to expand our business. If we are unable to hire qualified personnel, we may not be able to implement our business strategy.

The loss of the services of any of our key product or business development employees could delay our product development programs and our research and development efforts. We do not maintain key person life insurance on any of our officers, employees or consultants. In order to develop our business in accordance with our business strategy, we will have to hire additional qualified personnel, including in the areas of sales, physician education, manufacturing, clinical trials management, regulatory affairs, and business development. We will need to raise sufficient funds to hire the necessary employees and have commenced our search for additional key employees.

We depend on key personnel for our continued operations and future success, and a loss of certain key personnel could significantly hinder our ability to move forward with our business plan.

Because of the specialized nature of our business, we are highly dependent on our ability to identify, hire, train and retain highly qualified scientific and technical personnel for the research and development activities we conduct or sponsor. The loss of one or more key executive officers, or scientific officers, would be significantly detrimental to us. In addition, recruiting and retaining qualified scientific personnel to perform research and development work is critical to our success. Our anticipated growth and expansion into areas and activities requiring additional expertise will require the addition of new management personnel and the development of additional expertise by existing management personnel.

Our employees may engage in misconduct or other improper activities, including noncompliance with regulatory standards and requirements, which could cause our business to suffer.

We are exposed to the risk of employee fraud or other misconduct. Misconduct by employees could include intentional failures to comply with regulations of governmental authorities, such as the FDA or the European Medicines Agency, or EMA, to provide accurate information to the FDA or EMA, to comply with manufacturing standards we have established, to comply with federal, state and international healthcare fraud and abuse laws and regulations as they may become applicable to our operations, to report financial information or data accurately or to disclose unauthorized activities to us. Employee misconduct could also involve the improper use of information obtained in the course of clinical trials, which could result in regulatory sanctions and serious harm to our reputation. It is not always possible to identify and deter employee misconduct, and the precautions we currently take and the procedures we may establish in the future as our operations and employee base expand to detect and prevent this type of activity may not be effective in controlling unknown or unmanaged risks or losses or in protecting us from governmental investigations or other actions or lawsuits stemming from a failure by our employees to comply with such laws or regulations. If any such actions are instituted against us, and we are not successful in defending ourselves or asserting our rights, those actions could have a significant impact on our business and results of operations, including the imposition of significant fines or other sanctions.

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If we experience delays or difficulties in clinical outcome studies or lack the funding to conduct them, receipt of necessary outcome data could be delayed or prevented.

Clinical trials using our BVA-100 depend upon the successful funding, enrollment, and initiation of studies in coordination with research institutions and hospitals. The company does not have sufficient funds to fully sponsor as many outcome studies as may be warranted for adoption of our diagnostic as a standard of care. As such, the company depends upon a combination of grants and research agreements with sponsoring institutions for many of the studies that have been conducted with its technology and anticipates continuing to do so for the foreseeable future.

We and our suppliers are subject to extensive FDA regulation, which can be costly and time consuming and can subject us to unanticipated business costs or difficulties. Even though regulatory approval for products may have been granted, those products may still face regulatory difficulties.

All of our current and potential products, as well as those supplied to Daxor by third parties, processing and manufacturing activities, are subject to comprehensive regulation by the FDA in the United States and by comparable authorities in other countries. The company has spent considerable resources and time obtaining FDA and other required regulatory approvals but is still subject to regulatory action from the FDA if it chooses to revoke or enforce an interpretation of the regulations that would make distribution or manufacture of our products disallowed.

If we or third-party manufacturers we may contract with, violate regulatory requirements at any stage the FDA may take enforcement action(s) against us, which could include issuing a warning or untitled letter, placing a clinical hold on an ongoing clinical trial, product seizure, enjoining our operations, refusal to consider our applications for pre-market approval, refusal of an investigational new drug application, fines, or even civil or criminal liability, any of which could materially harm our reputation and financial results. In addition, if manufacturing problems occur, regulators may withdraw their approval or demand additional changes in product manufacture or marketing practices.

Enforcement actions we and our suppliers are subject to include:

●	warning letters or other actions requiring changes in product manufacturing processes or restrictions on product marketing or distribution;

●	product recalls or seizures or the temporary or permanent withdrawal of a product from the market;

●	suspending any ongoing clinical trials;

●	temporary or permanent injunctions against our production operations; and

●	fines, restitution or disgorgement of profits or revenue, the imposition of civil penalties or criminal prosecution.

The occurrence of any of these actions would likely cause a material adverse effect on our business, financial condition and results of operations.

Any difficulties or failures that we encounter regarding regulatory approval for our products or those of third-party suppliers would likely have a substantial adverse impact on our ability to generate product sales, and could make any search for a collaborative partner more difficult.

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For some of our products, we currently lack sufficient manufacturing capabilities to produce our products in-house and rely upon third party suppliers. Disruption in our manufacturing supply, could negatively impact our ability to meet any future demand for the product.

We expect that we would need to significantly expand our manufacturing capabilities to meet potential demand for our diagnostic devices and Volumex kits. In addition, we depend upon a single manufacturer for components of our products and a disruption in that supply could materially impact our business disrupting out ability to meet demand.

We currently manufacture our BVA-100 device in a 20,000 square foot facility in Oak Ridge, Tennessee. If our facilities where our products are currently being manufactured or equipment were significantly damaged or destroyed, or if there were other disruptions, delays or difficulties affecting manufacturing capacity, including if such facilities are deemed not in compliance with current Good Manufacturing Practice, or GMP, requirements, future clinical studies and commercial production for our products would likely be significantly disrupted and delayed. It would be both time-consuming and expensive to replace this capacity with third parties, particularly since any new facility would need to comply with the regulatory requirements.

Ultimately, if we are unable to supply our products to meet commercial demand, whether because of processing constraints or other disruptions, delays or difficulties that we experience, our production costs could dramatically increase and sales of our products and their long-term commercial prospects could be significantly damaged.

To be successful, our diagnostic products must be broadly accepted by the healthcare community, which can be very slow to adopt or unreceptive to new technologies and products.

The products that we manufacture represent substantial departure from more established methods of volume assessment and compete with a number of more conventional therapies based upon measures of pressure or hemodynamics manufactured and marketed by major medical device companies. The degree of market acceptance and uptake of our products depends on a number of factors, including:

●	our establishment and demonstration to the medical community the clinical efficacy and safety of our proposed products;

●	our ability to demonstrate that our products are superior to alternatives currently on the market in accuracy and ease of use;

●	our ability to establish in the medical community the potential advantage of our diagnostic over alternative diagnostic methods; and

●	reimbursement policies of government and third-party payers.

If the healthcare community does not accept our products for any of these reasons, or for any other reason, our business would be materially harmed.

Our competition includes diagnostic companies that have significant advantages over us.

The market for medical diagnostic products is highly competitive. We expect that our most significant competitors will be fully integrated and more established medical device companies with extensive product lines and distribution networks. These companies may seek to develop similar products, and they have significantly greater capital resources and research and development, manufacturing, testing, regulatory compliance, and marketing capabilities. As a result, our competitors may develop more competitive or affordable products, or achieve earlier patent protection or product commercialization than we are able to achieve. Competitive products may render our products or future products that we develop obsolete.

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We may be subject to litigation that will be costly to defend or pursue and uncertain in its outcome.

Our business may bring us into conflict with our licensees, licensors or others with whom we have contractual or other business relationships, or with our competitors or others whose interests differ from ours. If we are unable to resolve those conflicts on terms that are satisfactory to all parties, we may become involved in litigation brought by or against us. That litigation is likely to be expensive and may require a significant amount of management's time and attention, at the expense of other aspects of our business. The outcome of litigation is always uncertain, and in some cases could include judgments against us that require us to pay damages, enjoin us from certain activities, or otherwise affect our legal or contractual rights, which could have a significant adverse effect on our business.

We are exposed to the risk of liability claims, for which we may not have adequate insurance.

Since we participate in the health care industry, we may be subject to liability claims by employees, customers, end users and third parties for past products and services as well as current or future products. While the company carries liability insurance there can be no assurance that the liability insurance we carry will be adequate to cover claims asserted against us or that we will be able to maintain such insurance in the future

We currently have a marketing and sales force of approximately 12 employees and consultants. If we are unable to establish effective marketing and sales capabilities or enter into agreements with third parties to market and sell our product candidates, we may not be able to effectively market and scale our sales to a significant scale.

We currently have a marketing and sales team for the marketing, sales and distribution of our BVA-100 device and kits. In order to fully commercialize our products, we must expand our territory-by-territory basis marketing, sales, distribution, managerial and other non-technical capabilities or make arrangements with third parties to perform these services, and we may not be successful in doing so.

Any failure or delay in the further development of our internal sales, marketing and distribution capabilities would adversely impact the commercialization of any of our products that we obtain approval to market. We may choose to collaborate, either globally or on a territory-by-territory basis, with third parties that have direct sales forces and established distribution systems, either to augment our own sales force and distribution systems or in lieu of our own sales force and distribution systems. If we are unable to enter into such arrangements when needed on acceptable terms or at all this will adversely affect our ability to rapidly scale the sale of our products.

Our business and operations would suffer in the event of system failures or natural and man-made disasters.

Despite the implementation of security measures, our internal computer systems and those of our contractors and consultants are vulnerable to damage from computer viruses, unauthorized access, natural disasters, terrorism, war and telecommunication and electrical failures. While we have not experienced any such system failure, accident or security breach to date, if such an event were to occur and cause interruptions in our operations, it could result in a material disruption of our operations. For example, a hurricane or severe flood could disrupt one of our key suppliers disrupting our supply chain for weeks or months causing material losses. If any disruption or security breach resulted in a loss of or damage to our data or applications, or inappropriate disclosure of confidential or proprietary information, we could incur liability and additional costs despite some insurance products that the company has purchased to mitigate such costs.

We have incurred net operating losses in the past, and may incur them in the future.

We have incurred cumulative net operating losses in the past. These losses have mainly resulted from ongoing expenses for marketing and research and development as the company attempts to build a market for its products. In the past, the company's cumulative net income from investments and other items exceeded the operating losses and provided the necessary funds for its continued research and development and marketing. It is the opinion of management that the financial health of the company would have been adversely affected if net income from investments had been substantially less than losses from operations. There is no guarantee that future net income from investments will continue to completely offset operating losses.

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The loss of any one customer could have an adverse effect on our consolidated operating business for a short period of time.

In the past, the sale of Blood Volume Kits has accounted for a significant portion of the company's total consolidated operating revenue, and a small number of customers (hospitals) has comprised the majority of such sales. Management believes that the loss of any one customer would have an adverse effect on our consolidated operating business for a short period of time. The company continues to seek new customers, so that any one hospital will represent a smaller percentage of overall sales.

If there is a decrease in the market value of our available for sale securities, this could have an adverse effect on our ability to fund research and development and marketing efforts.

At December 31, 2018, 84.9% of the fair market value of Daxor Corporation's investment portfolio consisted of utility stocks whose market price can be sensitive to rising interest rates.  At December 31, 2017, 86.7% of the fair market value of Daxor Corporation's investment portfolio consisted of utility stocks whose market price can be sensitive to rising interest rates. The company's investment policy calls for a minimum of 80% of the investment portfolio to consist of electric utility stocks. At December 31, 2018, 84.1 % of the fair market value of Daxor Corporation's investment portfolio consisted of electric utility stocks. The Board of Directors has authorized this minimum to be temporarily lowered to 70% when management deems it to be necessary.

At December 31, 2018, the company's investment portfolio consisted of 32 separate stocks. The top five holdings as of this date in the investment portfolio were the common stock of DTE Energy Corporation, PNM Resources, Inc., Eversource Energy, First Energy Corporation and CMS Energy Corporation. These five holdings comprised 53.8% of the value of the investment in securities portfolio and accounted for 46.2% of the dividend income for the year ended December 31, 2018.

Daxor Corporation also receives significant income from option sales related to its investment portfolio. The income from options is variable, and less predictable than income from dividends from the company's portfolio, which have minor variations. The ability of the company to sell options is related to the market value of its available for sale securities. If there is a decrease in the market value of the company' available for sale securities, this could negatively impact income from option sales.

There is a risk that in an environment of rising interest rates that the market value of these stocks could decline and the utilities could reduce their dividend payments to compensate for increased interest expense. This could have an adverse effect on Daxor Corporation's ability to fund research and development and marketing efforts necessary to build a market for the company's products.

The absence of patents or the inability to defend patents could negatively impact our ability to compete for and obtain new business.

Daxor Corporation's patents for the BVA 100 expired in 2010. The company filed two additional patent applications for an automated instrument to measure human blood volume which were granted April 7, 2015. The filings describe innovations which will be or have been incorporated into the company's BVA-100 Blood Volume Analyzer, these patents expanded the capabilities of the analyzer to incorporate total body albumin measures and error correction software to improve accuracy. In addition, the company has filed additional patents on its blood volume technology in January of 2018, and has several more patents in various stages of development.

The blood volume analyzer, however, works most efficiently with the tracer injection kit system which has a separate patent and which expired in 2016. It is possible that another company could develop another version of the Blood Volume Analyzer which would use a different tracer injection kit. To the best of the company's knowledge, this has not happened yet and management views the development of a competing tracer injection kit as unlikely.

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If the current manufacturer were to cease filling the Volumex syringes for us for any reason before we had a chance to make alternative arrangements, this could have a material negative impact on our operating revenue.

All of Daxor Corporation's orders for Volumex syringes are filled by a single FDA inspected radio pharmaceutical manufacturer. If this manufacturer were to cease filling the Volumex syringes for the company or were denied permission to do so by FDA for any reason before the company had a chance to make alternative arrangements, the effect on the company's operating revenue could be material. In January 2007, we purchased two 10,000 square foot buildings in Oak Ridge, Tennessee to expand its research, development, and manufacturing capabilities.

Other Policies

Our management expects that our investment portfolio will continue to consist primarily of publicly traded common and preferred stocks of electric utilities. The percentage of investments other than electric utilities is expected to remain at less than 20% of the investment portfolio.

With regard to the non-principal investments for the investment portfolio, we are flexible in how we may allocate our investments. We may allocate the non-principal investments among the following types of securities, in proportions which reflect the judgment of our management of the potential returns and risks of such securities:

●	Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts);

●	Bonds and other debt securities (including U.S. Treasury Notes and Bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade); and

●	Money market instruments.

Forward-Looking Statements Regarding Daxor Corporation

Statements made by Daxor Corporation in this prospectus that are not historical facts may constitute "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21 of the Exchange Act. These forward-looking statements are necessarily estimates reflecting the judgment of the company's senior management based on its current estimates, expectations, forecasts and projections and include comments that express the company's current opinions about trends and factors that may impact future operating results. Disclosures that use words such as "believe," "anticipate," "estimate," "intend," "could," "plan," "expect," "project" or the negative of these, as well as similar expressions, are intended to identify forward-looking statements. These statements are not guarantees of future performance, rely on a number of assumptions concerning future events, many of which are outside of the company's control, and involve known and unknown risks and uncertainties that could cause actual results, performance or achievement, or industry results, to differ materially from any future results, performance or achievements, expressed or implied by such forward-looking statements. These risks, uncertainties and other factors which could cause results to differ materially from management's expectations are discussed in this prospectus. Additional information regarding factors that could cause results to differ materially from management's expectations is found in the section entitled "Risk Factors". Any such forward-looking statements, whether made in this report or elsewhere, should be considered in the context of the various disclosures made by the company about its businesses including, without limitation, the risk factors discussed above.

Daxor Corporation intends that the forward-looking statements included herein be subject to the above-mentioned statutory safe harbor. Investors are cautioned not to rely on forward-looking statements. Except as required under the federal securities laws and the rules and regulations of the SEC, the company does not have any intention or obligation to update publicly any forward-looking statements, whether as a result of new information, future events, changes in assumptions, or otherwise.

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Investment Management

The responsibility of the Board of Directors is to exercise corporate powers and to oversee management of the business of Daxor Corporation. The officers of the company are principally responsible for its operations. The company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities. As such, the company has no investment advisors, administrator, affiliated brokerage, dividend paying agent, non-resident managers, or portfolio managers. The nature of the instruments in which funds in excess of immediate capital needs are placed are consistent with capital preservation and liquidity. Subject to the oversight of the Board, the company's Chief Executive Officer, Michael Feldschuh, is the only individual responsible for the day-to-day management of Daxor's investments.

We will enter into custodial arrangements for our securities with broker-dealers who are members of a national securities exchange in accordance with Section 17(f)(1)(B) and Rule 17f-1 of the Investment Company Act of 1940. We will evidence these arrangements in written contracts (ratified and approved annually by a majority of the board of directors), which will be filed with the SEC. These contracts require that (1) the securities be physically segregated and marked to show that they are the property of the company; (2) the securities and other investments must be verified three times annually by an independent accountant; (3) the broker-dealer not have the ability to hypothecate, pledge or sell the securities, except at the direction of the company and for its account; and (4) the securities and investments may not be subject to any lien or charge in favor of the broker-dealer. Our current broker-dealer is UBS Financial Services, located at 200 Park Avenue, New York, NY 10166.

The nature of the instruments in which funds in excess of immediate capital needs are placed are consistent with capital preservation and liquidity. We are dependent on income from our investment portfolio to support our manufacturing operations and our biotechnology. The Company's Chief Executive Officer, Michael Feldschuh, is primarily responsible for the day-to-day management of any such investments.

Michael Feldschuh has been president of Daxor since 2017. He earned his bachelor's degree in Pre-Med studies at Columbia College, Columbia University in 1991. Prior to joining Daxor's executive team in December of 2014 as Executive Vice President, he served as a member of the board of directors for one and a half years prior. Mr. Feldschuh headed his own hedge fund, Aristarc Capital, from 2009 to 2013 specializing in quantitative equity strategies. Prior to founding his own fund, Mr. Feldschuh was a Managing Director at Morgan Stanley Investment Management from 2005 to 2009 and also served as a Managing Director and Portfolio Manager at Millennium Partners in New York from 1997-2005. Mr. Feldschuh was a proprietary trader for Morgan Stanley & Co. from 1994-1997. Mr. Feldschuh began his career at D.E. Shaw & Co. in New York, where he worked with Jeffery Bezos prior to Mr. Bezos's founding of Amazon.

The compensation paid to Mr. Feldschuh is set forth in the following table. There is no "Fund Complex" as defined in the 1940 Act.

		Pension or		Compensation
	Aggregate	Benefits Accrues		Fund Complex
	Compensation	as Part of	Annual Benefits	Paid
Name	From Company	Company Expenses	Upon Retirement	to Director

Michael Feldschuh	$100,000	None	None	$100,000

Mr. Feldschuh has deliberately elected to draw a salary that is well below what the company believes is the market rate for someone with his responsibilities and qualifications. It is the belief of the Board of Directors that annual compensation of two or three times what he is currently earning could easily be justified. The decision to keep his annual compensation at well below market rate has been made as part of an effort to preserve capital in light of the company's ongoing losses from operations.

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The following table sets forth the share ownership of Mr. Feldschuh.

	Number of Shares	Percent of
	Beneficially	Common
Name of Beneficial Owner	Owned	Stock
Michael Feldschuh, President and Director*	180,007	4. 8%

*
Includes 154,007 shares of common stock and 26,000 shares of common stock issuable upon the exercise of options issued under the company's 2004 Stock Option Plan. We have ceased issuing options under the 2004 Stock Option Plan, and will not issue options under the Plan in the future unless we receive exemptive relief or a favorable no-action response from the SEC with regard to such issuances.

Daxor Corporation Common Stock

The holders of the common stock have one vote per share for the election of directors, without provisions for cumulative voting, and on all other matters. Thus, holders of more than 50% of the shares voting for the election of directors can elect all the directors if they choose to do so. The common stock is not redeemable and has no conversion or preemptive rights. The company qualifies as a "controlled company" under NYSE American LLC rules, as the estate of Joseph Feldschuh, M.D. controls more than 50% of the company's voting power, as evidenced by the company's ownership records.

Our common stock has continuously been traded since its initial public offering. The company's common stock is traded on the NYSE American Exchange under the symbol DXR. As of May 14, 2019, the company's authorized securities consisted of:

Title of Class	Amount Authorized	Amount Held by Company or for its Account	Amount Outstanding
Common Stock	10,000,000	6, 253,142	3, 746,858

The following table sets forth, for each of the periods indicated, the high and low closing market prices for the shares of Common Stock on the NYSE American Exchange, the net asset value per share and the premium or discount to net asset value per share at which the shares were trading.

	Market		Net Asset Value	Premium/(Discount) to Net Asset Value
	Price Per Share		per Common	High and Low(1)
During Quarter Ended	High	Low	Share(1)	High	Low
31-Mar-19	$19.52	$9.11	$3.59	443.7%	153.8%
31-Dec-18	$9.93	$4.52	$3.49	184.5%	29.5%
30-Sep-18	$6.66	$4.30	$3.42	94.7%	25.7%
30-Jun-18	$10.80	$6.00	$3.68	193.5%	63.0%
31-Mar-18	$21.66	$3.40	$3.46	526.0%	(1.7)%
31-Dec-17	$5.77	$4.04	$3.68	56.8%	9.8%
30-Sep-17	$6.56	$4.79	$3.84	70.8%	24.7%
30-Jun-17	$8.19	$5.77	$3.87	111.6%	49.1%
31-Mar-17	$9.20	$6.81	$4.05	127.2%	68.1%
31-Dec-16	$9.80	$7.75	$4.04	142.6%	91.8%
30-Sep-16	$8.89	$7.00	$3.72	139.0%	88.2%
30-Jun-16	$8.69	$7.60	$4.17	108.4%	82.3%
31-Mar-16	$8.47	$7.35	$3.97	113.4%	85.1%

(1)
As we calculate our Net Asset Value at month end, the table reflects the month end net asset value, and the premium/(discount) to net asset value is based on the month end net asset value. Percentages are rounded.

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The last reported sale price on May 14, 2019 was $10.28 per share. We cannot predict whether our shares will trade in the future at a premium to or discount from net asset value, or the level of any premium or discount.

Directors and Executive Officers of Daxor Corporation

The following table sets forth the name, age, current and past five years' business experience, directorships, and positions held with Daxor Corporation by each person who is a director or executive officer.

Name and Age	Principal Occupation and Position with the Company	Director Continuously Since

Michael Feldschuh, 49	Chairman of the Board of Directors and President of the Company (1)	2013
James Lombard, 84	Director of Administrative Services Division, New York City Council (Retired), Director (2)	1989
Martin S. Wolpoff, 76	Educational Consultant, Director, Administration Community School District (Retired), Director (3)	1989
Bernhard Saxe, Esq., 84	Partner, Foley & Lardner, LLP (retired 2/04) Registered Patent Attorney (4)	2008
Edward Feuer, 63	Partner, Feuer & Orlando, LLP (5)	2016
Jonathan Feldschuh, 54	Chief Scientific Officer of the Company (6)	2017

(1)
Michael Feldschuh has been president of Daxor since 2017. He earned his bachelor's degree in Pre-Med studies at Columbia College, Columbia University in 1991. Prior to joining Daxor's executive team in December of 2014 as Executive Vice President, he served as a member of the board of directors for one and a half years prior. Mr. Feldschuh headed his own hedge fund, Aristarc Capital, from 2009 to 2013 specializing in quantitative equity strategies. Prior to founding his own fund, Mr. Feldschuh was a Managing Director at Morgan Stanley Investment Management from 2005 to 2009 and also served as a Managing Director and Portfolio Manager at Millennium Partners in New York from 1997-2005. Mr. Feldschuh was a proprietary trader for Morgan Stanley & Co. from 1994-1997. Mr. Feldschuh began his career at D.E. Shaw & Co. in New York, where he worked with Jeffery Bezos prior to Mr. Bezos's founding of Amazon.

(2)*
James A. Lombard holds an undergraduate degree in Business Administration (BBA) from Iona College and a Master's Degree (MBA) in Marketing, Banking, and Finance from New York University Graduate School of Business Administration. Mr. Lombard has retired as Director, Administrative Services Division of the City Council of New York and actively participates in civic and community affairs. Prior to joining the City Council, he worked in the banking industry and held various administrative positions with Citicorp and other major banks.

(3)*
Martin S. Wolpoff holds B.A., M.A. and M.S. degrees from the City University of New York. He has been active in community affairs since the 1970's. He has served on his local community board for three decades. He served as Chair of the Board for three years and had been Chair of the Health, Hospitals and Social Services; Education; and Libraries Committees. He was elected to his community school board three times, serving as a board member for nine years and as its President for three. Mr. Wolpoff sat as a member of a Community Development Corporation board for almost 10 years and was a former member of a Health Systems Agency Board, as well as having been a member and Vice-Chair of the Community Advisory Board for a New York City hospital. He was the non-medical member of the Institutional Review Board of a local hospital. He also served as a member of the board of a volunteer ambulance corps. Mr. Wolpoff is retired from the New York City public school system, having served from 1965 to 2002 as an educator, supervisor and administrator. He is currently an educational consultant and has served as an adjunct university professor.

(4)
Bernhard Saxe, Esq. is a retired partner in the intellectual property practice group of Foley & Lardner, LLP, and former Vice President of Patent Affairs and Corporate Secretary of Immunomedics, Inc. He is a registered patent attorney and a member of the American Intellectual Property Law Association, American Bar Association and American Chemical Society. He received his J.D. from George Washington University; Ph.D. from Columbia University; and B.A. from Johns Hopkins University in chemistry. Dr. Saxe was named one of the top 10 patent prosecuting attorneys by IP Law and Business  ,  has authored multiple articles pertaining to patent law and given many seminars and lectures on patent law and strategy.

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(5)*
Edward Feuer has over 35 years' experience as an accountant, and is a member of the AICPA and The New York State Society of Certified Public Accountants where he has served on the State and Local Tax Committee and the Continuity of Practice Committee. Mr. Feuer graduated from George Washington University and Scarsdale High School. Prior to founding this firm Edward worked at the NYS Department of Taxation and Finance, Westvaco Corp., as well as two metropolitan CPA firms. His areas of specialty are professional service companies, broker dealers, mutual funds, high net worth individuals, wealth management, financial planning, business management and advisory. He reviews all financial statements issued by the firm. Mr. Feuer is proud of the teamwork of the firm and its focus on the success of their clients.

(6)
Jonathan Feldschuh has been Chief Scientific Officer of Daxor since 2017. Prior to that he served as a scientific consultant to Daxor since 1985. He has been involved with developing Daxor's technology and is a co-inventor on multiple Daxor patents, including the original patent covering the blood volume analyzer (BVA-100). Mr. Feldschuh studied Physics at Harvard University, receiving an A.B. degree summa cum laude in 1986. Prior to taking on the role of CSO at Daxor, Jonathan worked extensively in technology and quantitative finance. He was the Chief Quantitative Officer at Aristarc Capital, overseeing the research, development, and execution of quantitative trading strategies. Prior to Aristarc he worked in quantitative roles at financial firms such as Morgan Stanley, Millennium Partners, and American Express.

* (Member of the Audit Committee)

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As of the date of this prospectus, the named executive officers of Daxor Corporation are:

MICHAEL FELDSCHUH, Chairman of the Board and President, earned his bachelor's degree in Pre-Med studies at Columbia College, Columbia University in 1991. Prior to joining Daxor's executive team in December of 2014 he served as a member of the board of directors for one and a half years prior. Michael headed his own hedge fund, Aristarc Capital, from 2009 to 2013 specializing in quantitative strategies. Prior to founding his own fund, Michael was a Managing Director at Morgan Stanley from 2005 to 2009 and also served as a Managing Director and Portfolio Manager at Millennium Partners in New York from 1997-2005. Michael was a proprietary trader for Morgan Stanley & Co. from 1994-1997. Michael began his career at D.E. Shaw & Co. in New York, where he worked with Jeffery Bezos prior to Bezos's founding of Amazon.

JONATHAN FELDSCHUH, Chief Scientific Officer, has been Chief Scientific Officer of Daxor since 2017. Prior to that he served as a scientific consultant to Daxor since 1985. He has been involved with developing Daxor's technology and is a co-inventor on multiple Daxor patents, including the original patent covering the blood volume analyzer (BVA-100). Mr. Feldschuh studied Physics at Harvard University, receiving an A.B. degree summa cum laude in 1986. Prior to taking on the role of CSO at Daxor, Jonathan worked extensively in technology and quantitative finance. He was the Chief Quantitative Officer at Aristarc Capital, overseeing the research, development, and execution of quantitative trading strategies. Prior to Aristarc he worked in quantitative roles at financial firms such as Morgan Stanley, Millennium Partners, and American Express.

ROBERT J. MICHEL, Chief Financial Officer, Chief Compliance Officer and Corporate Secretary has over 30 years' experience across a wide array of industries, including serving on the board of a biometric solutions company. In addition, he has public company experience in accounting and finance for companies specializing in consumer finance, engineering/manufacturing, marketing and the healthcare industry, both privately held and publicly traded. Prior to joining Daxor he served as CFO of at Sher-Del Transfer and Relocation Services, and prior spent seven years as CFO of Asta Funding, (Nasdaq: ASFI) a publicly traded diversified financial services company. He is a Certified Public Accountant and holds a degree in Business Administration from the Villanova School of Business and an MBA from St. John's University.

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Additional Information about Daxor Corporation

Financial information regarding Daxor Corporation is hereby incorporated by reference from the company's Annual Report on Form N-CSR for the year ended December 31, 2018.

TAX MATTERS

The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the company and the purchase, ownership and disposition of our shares of common stock. A more complete discussion of the tax rules applicable to the company and our shares of common stock can be found in the SAI that is incorporated by reference into this prospectus.

This summary is based upon U.S. federal income tax law as of the date of this prospectus, which is subject to change or differing interpretations, possibly with retroactive effect. This summary does not discuss all aspects of U.S. federal income taxation that may be important to particular investors in light of their individual circumstances, including investors subject to special tax rules (e.g., financial institutions, insurance companies, broker-dealers, partnerships and their partners, tax-exempt organizations (including private foundations), taxpayers that have elected mark-to-market accounting, S corporations, regulated investment companies, real estate investment trusts, investors that will hold the common stock as part of a straddle, hedge, conversion, or other integrated transaction for U.S. federal income tax purposes, former citizens or residents of the United States or investors that have a functional currency other than the U.S. dollar), all of whom may be subject to tax rules that differ materially from those summarized below. In addition, this summary does not discuss other U.S. federal tax consequences (e.g., estate or gift tax), any state, local, or non-U.S. tax considerations or the Medicare tax or alternative minimum tax. In addition, this summary is limited to investors that will hold our securities as "capital assets" (generally, property held for investment) under the Internal Revenue Code of 1986, as amended, (the "Code"), and that acquired the common stock pursuant to this offering. No ruling from the Internal Revenue Service, (the "IRS") has been or will be sought regarding any matter discussed herein. No assurance can be given that the IRS would not assert, or that a court would not sustain a position contrary to any of the tax aspects set forth below.

For purposes of this summary, a "U.S. Holder" is a beneficial holder of securities who or that, for U.S. federal income tax purposes is:

●	An individual who is a United States citizen or resident of the United States;

●
A corporation, or other entity treated as a corporation for United States federal income tax purposes created in, or organized under the laws of, the United States or any state or political subdivision thereof;

●	An estate, the income of which is includible in gross income for United States federal income tax purposes regardless of its source; or

●
A trust (A) the administration of which is subject to the primary supervision of a United States court and which has one or more United States persons (within the meaning of the Code) who have the authority to control all substantial decisions of the trust or (B) that has in effect a valid election under applicable Treasury regulations to be treated as a United States person.

If a partnership (including an entity or arrangement treated as a partnership for U.S. federal income tax purposes) holds the common stock, the tax treatment of a partner in such partnership will generally depend upon the status of the partner, the activities of the partnership and certain determinations made at the partner level. If you are a partner of a partnership holding the common stock, you are urged to consult your tax advisor regarding the tax consequences of the ownership and disposition of our securities.

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THIS DISCUSSION OF U.S. FEDERAL INCOME TAX CONSIDERATIONS IS FOR GENERAL INFORMATION PURPOSES ONLY AND IS NOT TAX ADVICE. WE URGE PROSPECTIVE HOLDERS TO CONSULT THEIR TAX ADVISORS CONCERNING THE U.S. FEDERAL INCOME TAX CONSEQUENCES TO THEM OF OWNING AND DISPOSING OF THE COMMON STOCK, AS WELL AS THE APPLICATION OF ANY, STATE, LOCAL AND NON-U.S. INCOME, ESTATE AND OTHER TAX CONSIDERATIONS.

Personal Holding Company Status

The company would be subject to a second level of U.S. federal income tax on a portion of its income if it is determined to be a personal holding company, or PHC, for U.S. federal income tax purposes. No assurance can be given that the company will not become a PHC following this offering or in the future. If the company is or were to become a PHC in a given taxable year, the company would be subject to an additional PHC tax, currently 20%, on its undistributed PHC income, which generally includes its taxable income, subject to certain adjustments.

Taxation of Distributions

If the company pays cash distributions to U.S. Holders of shares of the common stock, such distributions will constitute dividends for U.S. federal income tax purposes to the extent paid from the company's current or accumulated earnings and profits, as determined under U.S. federal income tax principles. Distributions in excess of current and accumulated earnings and profits will constitute a return of capital that will be applied against and reduce (but not below zero) the U.S. Holder's adjusted tax basis in the common stock. Any remaining excess will be treated as gain realized on the sale or other disposition of the common stock and will be treated as described under "Gain or Loss on Sale, Taxable Exchange or Other Taxable Disposition of the Common Stock" below.

Gain or Loss on Sale, Taxable Exchange or Other Taxable Disposition of the Common Stock

A U.S. Holder will recognize gain or loss on the sale, taxable exchange or other taxable disposition of the common stock. Any such gain or loss will be capital gain or loss, and will be long-term capital gain or loss if the U.S. Holder's holding period for the common stock so disposed of exceeds one year. The amount of gain or loss recognized will generally be equal to the difference between (1) the sum of the amount of cash and the fair market value of any property received in such disposition and (2) the U.S. Holder's adjusted tax basis in its common stock so disposed of. A U.S. Holder's adjusted tax basis in its common stock will generally equal the U.S. Holder's acquisition cost less any prior distributions treated as a return of capital. The deductibility of capital losses is subject to limitations.

Information Reporting and Backup Withholding

In general, information reporting requirements may apply to dividends paid to a U.S. Holder and to the proceeds of the sale or other disposition of shares of common stock, unless the U.S. Holder is an exempt recipient. Backup withholding may apply to such payments if the U.S. Holder fails to provide a taxpayer identification number, a certification of exempt status or has been notified by the IRS that it is subject to backup withholding (and such notification has not been withdrawn). Any amounts withheld under the backup withholding rules will be allowed as a refund or a credit against a U.S. Holder's U.S. federal income tax liability provided the required information is timely furnished to the IRS.

LEGAL MATTERS

Certain legal matters will be passed on for the company by Foley & Lardner LLP, New York, New York, in connection with the offering of the shares of common stock.

23

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

WithumSmith+Brown, PC is the independent registered public accounting firm of the company. The company's independent registered public accounting firm is expected to render an opinion annually on the financial statements of the Fund.

PRIVACY PRINCIPLES OF THE COMPANY

The company is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the company collects, how the company protects that information and why, in certain cases, the company may share information with select other parties.

Generally, the company does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the company. The company does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent).

The company restricts access to non-public personal information about its shareholders to its employees and its delegates and affiliates with a legitimate business need for the information. The company maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

ADDITIONAL INFORMATION

Daxor Corporation has filed a Registration Statement on Form N-2, including amendments thereto, with the Securities and Exchange Commission, Washington, D.C. This prospectus does not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the company, reference is made to the Registration Statement. Statements contained in this prospectus as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the Securities and Exchange Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Securities and Exchange Commission upon the payment of certain fees prescribed by the Securities and Exchange Commission.

The SEC allows Daxor Corporation to "incorporate by reference" information into this prospectus and any accompanying prospectus supplements, which means that the company can disclose important information to you by referring you to other documents filed separately with the SEC. The information incorporated by reference is considered part of this prospectus. The company incorporates by reference into this prospectus and any accompanying prospectus supplement the documents listed below (excluding any portions of such documents that have been "furnished" but not "filed" for purposes of the Exchange Act):

●	Annual Report on Form N-CSR for the fiscal year ended December 31, 2018, filed on March 1, 2019;

●	Proxy Statement on Schedule 14A, filed on May 22, 2018.

Daxor Corporation will provide without charge upon written or oral request to each person, including any beneficial owner, to whom a prospectus is delivered, a copy of any and all of the documents which are incorporated by reference into this prospectus but not delivered with this prospectus (other than exhibits unless such exhibits are specifically incorporated by reference in such documents).

You may request a copy of these documents by writing or telephoning Daxor Corporation at:

Investor Relations
Daxor Corporation
350 Fifth Avenue (Empire State Building), Suite 4740
New York, New York 10118
(888) 774-3268

24

STATEMENT OF ADDITIONAL INFORMATION

Dated May 14, 2019

DAXOR CORPORATION

350 Fifth Avenue (Empire State Building), Suite 4740
New York, New York 10118

(212)-330-8500

Daxor Corporation is an investment company with medical instrumentation and biotechnology operations. While the company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities, the company is dependent upon earnings from its investment portfolio to fund operations.

This Statement of Additional Information (SAI) is not a prospectus and is authorized for distribution to investors only if preceded or accompanied by Daxor Corporation's prospectus dated May 14, 2019 (the "Prospectus"), as supplemented to date, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting your financial intermediary or by calling the company at (888) 774-3268, by writing to the company at the address above or from the company's website (http://www.Daxor.com). You may also obtain a copy of the Prospectus on the website of the Securities and Exchange Commission ("SEC"), http://www.sec.gov.

The information contained in, or that can be accessed through, the Daxor Corporation's website is not part of the Prospectus or this SAI. Capitalized terms used but not defined in this SAI have the meanings ascribed to them in the Prospectus.

Table of Contents

HISTORY OF DAXOR CORPORATION	B-1
INVESTMENT OBJECTIVE AND INVESTMENT RESTRICTIONS	B-1
ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS	B-2
MANAGEMENT OF THE COMPANY	B-3
Directors and Officers	B-3
Board Leadership Structure	B-5
Audit Committee	B-5
Board's Risk Oversight Role	B-6
Qualifications of the Trustees	B-6
Equity Ownership of Directors	B-6
Board Compensation	B-6
CONTROL PERSONS	B-7
INVESTMENT ADVISORY AND OTHER SERVICES	B-8
Code of Ethics	B-9
Proxy Voting Procedures	B-9
PORTFOLIO TRANSACTIONS AND BROKERAGE	B-9
DESCRIPTION OF SHARES	B-10
REPURCHASE OF SHARES	B-10
NET ASSET VALUE	B-10
UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS	B-11
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	B-13
ADDITIONAL INFORMATION	B-13
FINANCIAL STATEMENTS	B-14

HISTORY OF DAXOR CORPORATION

Daxor Corporation is an investment company with medical instrumentation and biotechnology operations. The company was originally incorporated in New York State as Iatric Corporation in May 1971 for cryobanking services and discontinued these services through its wholly-owned subsidiary, Scientific Medical Systems in 2017. In October 1971, the name Iatric Corporation was changed to Idant Corporation. In May 1973, the name Idant Corporation was changed to Daxor Corporation.

While the company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities, the company is dependent upon earnings from its investment portfolio to fund operations. On March 30, 2012, the company filed a Form N-8A with the Securities and Exchange Commission to register as a closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The company's principal executive offices are located at 350 Fifth Avenue, Suite 4740, New York, NY 10118. The "Investor Relations" section of the company's website currently provides free copies of the company's annual and semi-annual reports on Form N-CSR.

For the past 21 years, the company's major focus has been the creation and development of the BVA-100® Blood Volume Analyzer, an instrument that rapidly and accurately measures human blood volume. This instrument is used in conjunction with Volumex®, a single-use radiopharmaceutical diagnostic injection and collection kit. The company also owns the Daxor Oak Ridge Operations (DORO) facility in Oak Ridge, TN, which manufactures, tests, and develops next-generation models of the BVA-100®.

The company maintains an internet website at www.daxor.com. The website for Daxor describe the operation of the company.

INVESTMENT OBJECTIVE AND INVESTMENT RESTRICTIONS

Daxor Corporation's objective is to support and expand its operating business segment through organic growth (i.e., the rate of business expansion through internal enhancement of the business and operations as opposed to mergers, acquisitions and takeovers). The company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities. As a result, the company has no fundamental investment policies or significant investing practices, activities, objectives or techniques, except as set forth below. Funds in excess of the company's immediate capital needs are placed in instruments designed to maximize capital preservation and assure liquidity. Objectives are achieved by focusing management and employee effort on the company's business of manufacturing medical devices and providing additional biotechnology services.

The company's investment policy calls for a minimum of 80% of the company's investment portfolio to consist of electric utility stocks. The Board of Directors has authorized this minimum to be temporarily lowered to 70% when management deems it to be necessary. At least once a year, the company reviews its investment strategy, and more frequently as needed, at Board meetings.

The investment portfolio primarily consists of common stock and preferred stock of publicly traded electric utility companies. In addition to receiving income from dividends from the securities held in the investment portfolio, the company also has an investment policy of selling puts on stocks that it is willing to own. Such options usually have a maturity of less than one year. The company will also sell covered calls on securities within its investment portfolio. Covered calls involve stocks, which usually do not exceed 15% of the value of the company's portfolio.

The company may also sell uncovered calls and may have net short positions in common stock up to 15% of the value of the portfolio. The company's net short position may temporarily rise to 15% of the company's portfolio without any specific action because of changes in valuation, but should not exceed that amount. At December 31, 2018, the Company did not have any short positions.

B-1

The company has adopted the following investment restrictions which are matters of fundamental policy. The company's investment restrictions cannot be changed without approval of the holders of (i) 67% of the company's common stock present or represented at a meeting of shareholders at which the holders of more than 50% of the common stock are present or represented; or (ii) more than 50% of the outstanding interests of shareholders:

1.	The company may borrow money to the extent permitted under the 1940 Act.

2.	The company may issue senior securities to the extent permitted under the 1940 Act.

3.
The company may not engage in the business of underwriting securities issued by other persons, except to the extent that it may be deemed to be an "underwriter" within the meaning of the Securities Act of 1933 in the disposition of its investment securities.

4.	The company will concentrate its investments in the utility industry.

5.	The company may invest in real estate or commodities to the extent permitted under the 1940 Act.

6.	The company may make loans to other persons to the extent permitted under the 1940 Act.

ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS

Primary investment strategies are described in the Prospectus. The following is a description of the various investment policies in which Daxor Corporation may be engaged, whether as a primary or secondary strategy, and a summary of certain attendant risks.

Common Stocks. Common stocks generally represent an ownership interest in an issuer, without preference over any other class of securities, including such issuer's debt securities, preferred stock and other senior equity securities. Common stocks are entitled to the income and increase in the value of the assets and business of the issuer after all its debt obligations and obligations to preferred shareholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Stocks. Preferred stocks with predominantly equity investment characteristics, like common stocks, represent an equity ownership in an issuer. Generally, preferred stocks have a priority of claim over common stocks in dividend payments and upon liquidation of the issuer. Unlike common stocks, preferred stocks do not usually have voting rights. Preferred stocks in some instances are convertible into common stocks. Although they are equity securities, preferred stocks have certain characteristics of both debt securities and common stocks. They are debt-like in that their promised income is contractually fixed. They are like common stocks in that they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Furthermore, they have many of the key characteristics of equity due to their subordinated position in an issuer's capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

In order to be payable, dividends on preferred stock must be declared by the issuer's board of directors. In addition, distributions on preferred stock may be subject to deferral and thus may not be automatically payable. Income payments on some preferred stocks are cumulative, causing dividends and distributions to accrue even if not declared by the board of directors or otherwise made payable. Other preferred stocks are non-cumulative, meaning that skipped dividends and distributions do not continue to accrue.

Shares of preferred stock have a liquidation value that generally equals their original purchase price at the date of issuance. The market values of preferred stocks may be affected by favorable and unfavorable changes impacting the issuers' industries or sectors. They also may be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and anticipated changes or ambiguities in tax laws, such as changes in corporate and individual income tax rates or the characterization of dividends as tax-advantaged.

B-2

Equity Put and Call Options. The company may purchase and sell "call" and "put" options on securities and securities indices which are listed on a national securities exchange or in the over-the- counter markets as a means of increasing exposure or hedging the value of the company's investment portfolio.

A "call" option is a contract that gives the holder of the option the right to buy from the writer (i.e., the seller) of the option, in return for a premium paid, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A "put" option is a contract that gives the holder of the option the right to sell to the writer (i.e. , the seller), in return for the premium, the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

If the company has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that a closing purchase transaction can be effected when the company so desires. An exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series.

Short Sales. A short sale is the sale of a security that the company does not own in anticipation of purchasing the same security at a later date at a lower price. To make delivery to the counterparty, the company must borrow the security, and the company is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the company.

Portfolio Trading and Turnover Rate. Portfolio trading may be undertaken to accomplish the investment objectives of the company. While the company may engage in portfolio trading when considered appropriate, short-term trading in the company's portfolio will not be used as the primary means of achieving the company's investment objective. The company expects a moderate level of annual portfolio turnover. The turnover rate is not expected to exceed 100% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the company's opinion, investment considerations warrant such action. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the company. The company's portfolio turnover rate for 2018 was 0.52%, which indicates an average holding period in excess of five years.

MANAGEMENT OF THE COMPANY

Directors and Officers

The management of Daxor Corporation is the responsibility of the Board of Directors. None of the directors who are not "interested persons" of the company (as defined in the 1940 Act) has ever been a director or employee of, or consultant to, the company or its affiliates. The officers of the company serve annual terms and are elected on an annual basis.

The Board of Directors has an Audit Committee. The Board does not have a standing nominating committee or a charter with respect to the process for nominating directors for election to the company's Board. The company qualifies as a "controlled company" under NYSE American LLC rules, as the estate of Joseph Feldschuh, M.D. controls more than 50% of the company's voting power, as evidenced by the company's ownership records. As a result, the NYSE American LLC continued listing standards do not require the company to have a nominating committee, compensation and stock option committee, or a written charter. Shareholders and members of the Board submit nominees for election to the company's Board to Mr. Michael Feldschuh, Executor of the Joseph Feldschuh estate, for his consideration.

There are no non-resident directors of the company, nor or there any arrangements or understandings between any director or officer and any other persons pursuant to which he was selected as a director or officer. As the company has no investment advisers or underwriters, there is no investment advisory contract that is approved by the directors.

B-3

The names and business addresses of the Directors of the company, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold, or have held during the past five years, are set forth below. Michael Feldschuh and Jonathan Feldschuh are brothers, and are classified as "interested persons" due to their employment with the company. There is no "Fund Complex" as defined in the 1940 Act.

Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen By Directors	Other Directorships Held (during past five years) by Director

"Noninterested Persons"

James Lombard 350 Fifth Avenue (Empire State Building), Suite 4740 New York, New York 10118	Director	One year term, Director since 1989	Director of Administrative Services Division, New York City Council (Retired).	None	None

Age: 84

Martin S. Wolpoff 350 Fifth Avenue (Empire State Building), Suite 4740 New York, New York 10118	Director	One year term, Director since 1989	Educational Consultant, Director, Administration Community School District (Retired).	None	None

Age: 76

Edward Feuer 350 Fifth Avenue (Empire State Building), Suite 4740 New York, New York 10118	Director	One year term, Director since 2016	Managing Partner, Feuer & Orlando	None	None

Age: 63

Bernhard Saxe, Esq. 350 Fifth Avenue (Empire State Building), Suite 4740 New York, New York 10118	Director	One year term, Director since 2008	Partner, Foley & Lardner LLP (Retired 2/04), Registered Patent Attorney.	None	None

Age: 84

B-4

Name, Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen By Directors	Other Directorships Held (during past five years) by Director

"Interested Persons"

Michael Feldschuh 350 Fifth Avenue (Empire State Building), Suite 4740 New York, New York 10118	Director	One year term, Director since 2013	Executive Vice President Chairman, President, CEO	One	None

Age: 49

Jonathan Feldschuh 350 Fifth Avenue (Empire State Building), Suite 4740, New York, New York 10118	Director	One year term, Director since 2017	Chief Scientific Officer	None	None

Age 54

Board Leadership Structure

The Board of Directors is currently comprised of six members, four of whom are independent or disinterested persons, which means that they are not "interested persons" of the company as defined in Section 2(a)(19) of the 1940 Act (the "Independent Directors"). The Board has general oversight responsibility with respect to the operation of the company, and has established an Audit Committee to assist the Board in performing its oversight responsibilities.

As Chairman of the Board, Mr. Feldschuh is the presiding officer at all meetings of the Board of Directors. The company does not have a lead Independent Director. The company has determined that its leadership structure is appropriate given the size and structure of the company.

Audit Committee

The Audit Committee operates pursuant to a Charter approved by the Board of Directors, a copy of which is available on the company's website. The Charter sets forth the responsibilities of the Audit Committee. The functions of the Audit Committee include, among others, to meet with the independent registered public accounting firm of the company to review the scope of the company's audit, the company's financial statements and internal accounting controls, and to meet with management concerning these matters, internal audit activities and other matters. The Audit Committee currently consists of Edward Feuer, James Lombard and Martin S. Wolpoff, all of whom are considered independent under the rules promulgated by the NYSE American LLC and, in addition, are not "interested persons" of the company as defined in Section 2(a)(19) of the 1940 Act. Edward Feuer serves as Chairperson of the Audit Committee and has been designated as the audit committee financial expert under the Sarbanes-Oxley Act. The Audit Committee met four times in fiscal 2018.

B-5

Board's Risk Oversight Role

The day-to-day management of various risks relating to the administration and operation of the company is the responsibility of management and other service providers retained by the Board of Directors or by management, most of whom employ professional personnel who have risk management responsibilities. The Board oversees this risk management function consistent with and as part of its oversight duties. The Board performs this risk management oversight function directly and, with respect to various matters, through its committees. The Board has been advised that it is not practicable to identify all of the risks that may impact the company or to develop procedures or controls that are designed to eliminate all such risk exposures, and that applicable securities law regulations do not contemplate that all such risks be identified and addressed.

The Board of Directors has overseen the company's development and administration of a compliance program that meets the requirements of Rule 38a-1 promulgated under the 1940 Act, and the development and administration of a code of ethics program that meets the requirements of Rule 17j-1 promulgated under the 1940 Act. The Board meets regularly with the company's Chief Compliance Officer on all aspects of the company's compliance requirements.

Qualifications of the Trustees

Michael Feldschuh has been the Chief Executive Officer since 2016 and a director of the company since 2013. His experience and skills in the company's business operations, as well as his familiarity with the company, led to the conclusion that he should serve as a director. Jonathan Feldschuh has been the Chief Scientific Officer since 2017, and has served as a scientific consultant to the company since 1985. His experience and knowledge regarding the company's products, as well as his scientific background, led to the conclusion that he should serve as a director. The company believes that the business backgrounds of James Lombard, Martin S. Wolpoff, Bernhard Saxe, and Edward Feuer have provided them with business experience that will benefit the company and its shareholders. Further, the company believes James Lombard, Martin S. Wolpoff, Bernhard Saxe, and Edward Feuer each take a conservative and thoughtful approach to addressing issues facing the company. This combination of experience and skills led to the conclusion that each of James Lombard, Martin S. Wolpoff, Bernhard Saxe, and Edward Feuer should serve as a director.

Equity Ownership of Directors

The following table sets forth the dollar range of shares of the company beneficially owned by each current director as of December 31, 2018 , which is also the valuation date, using the following ranges: None; $1-$10,000; $10,001 - $50,000; $50,001 - $100,000; and Over $100,000.

Name of Director	Share Ownership
Noninterested Persons
James Lombard	$10,001 - $50,000
Martin S. Wolpoff	$10,001 - $50,000
Bernhard Saxe, Esq.	$10,001 - $50,000
Edward Feuer	$$10,001 - $50,000
Interested Persons
Michael Feldschuh	Over $100,000
Jonathan Feldschuh	Over $100,000

Board Compensation

In June 2018, all four of the outside directors attended the annual meeting and were paid $1,000 each for the meeting and a Board meeting which took place on the same day. The three other Board meetings during the year were teleconference meetings in which each Director was paid $375 for each meeting. The company also reimburses directors for any travel expense incurred to attend meetings. An employee director receives no fees for Board participation.

B-6

The compensation paid to current and former directors in 2018 is set forth in the following table. There is no "Fund Complex" as defined in the 1940 Act.

		Pension or		Compensation
	Aggregate	Benefits Accrues		Fund Complex
	Compensation	as Part of	Annual Benefits	Paid
Name	From Company	Company Expenses	Upon Retirement	to Director

Interested Person:

Michael Feldschuh	$100,000	None	None	$100,000

Jonathan Feldschuh	$127,920	None	None	$127,920

Noninterested Persons:

Edward Feuer	$2,500	None	None	$2,500

James Lombard	$2,500	None	None	$2,500

Bernhard Saxe, Esq.	$2,500	None	None	$2,500

Martin S. Wolpoff	$2,500	None	None	$2,500

CONTROL PERSONS

On May 14, 2019, Daxor Corporation had issued and outstanding 3,746,858 shares of common stock, par value $.01 per share, each of which entitled the holder to one vote.

Since the estate of Dr. Feldschuh owns more than 50% of Daxor stock, and Michael Feldschuh is the executor of the estate, the company is considered a controlled corporation.

The following table sets forth certain information as of May 14, 2019, concerning the ownership of the common stock by (a) each person who, to the company's knowledge, beneficially owned on that date more than 5% of the outstanding common stock, (b) each of the company's current directors and the named executive officers and (c) all directors and executive officers of the company as a group.

		Percent of
	Number of Shares	Common
Name of Beneficial Owner (a) (b)	Beneficially Owned(b)	Stock(b)
Estate of Joseph Feldschuh(c)	2,774,455	74.0%
Michael Feldschuh, President and Director(d)	180,007	4. 8%
Jonathan Feldschuh, Director(e)	17,241	*
Robert J. Michel, Chief Financial Officer, Chief Compliance Officer(f)	3,250	*
Martin S. Wolpoff, Director( g )	6,000	*
James A. Lombard, Director( h )	4,500	*
Bernhard Saxe, Esq., Director( i )	4,200	*
Edward Feuer, Director ( j )	1,333	*
All directors and officers as a Group (6 persons)	2, 990,986	79. 8%
*	Indicates less than 1%.
(a)	Unless otherwise indicated, the address of each person listed is c/o Daxor Corporation, 350 Fifth Avenue, Suite 4740, New York, New York 10118.
(b)
Beneficial ownership is determined in accordance with the rules of the Securities and Exchange Commission (the "SEC") and generally includes voting or investment power with respect to securities. In accordance with SEC rules, shares of common stock issuable upon the exercise of options or warrants which are currently exercisable or which become exercisable within 60 days following May 14, 2019 are deemed to be beneficially owned by, and outstanding with respect to, the holder of such option or warrant. Except as indicated by footnote, and subject to community property laws where applicable, to the knowledge of the company, each person listed is believed to have sole voting and investment power with respect to all shares of common stock beneficially owned by such person.

(c)	Includes 2,774,455 shares of common stock.
(d)	Includes 154,007 shares of common stock and 26,000 shares of common stock issuable upon the exercise of options issued under the company's 2004 Stock Option Plan (the "2004 Option Plan").
(e)	Includes 3,908 shares of common stock and 13,333 shares of Common Stock issuable upon the exercise of options issued under the company's 2004 Option Plan.
(f)	Includes 3,250 shares of common stock.
(g)	Includes 4,000 shares of common stock and 2,000 shares of Common Stock issuable upon the exercise of options issued under the company's 2004 Option Plan.
(h)	Includes 2,500 shares of common stock and 2,000 shares of common stock issuable upon the exercise of options issued under the 2004 Option Plan.
(i)	Includes 200 shares of common stock and 4,000 shares of Common Stock issuable upon the exercise of options issued under the company's 2004 Option Plan.
(j)	Includes 1,333 shares of Common Stock issuable upon the exercise of options issued under the company's 2004 Option Plan.
(k)	See Footnotes (c) through (j).

B-7

Directors currently serving have options totaling 48,666 shares of common stock exercisable at prices ranging from $7.25 to $9.46 per share. We have ceased issuing options under the 2004 Option Plan, and will not issue options under the Plan in the future unless we receive exemptive relief or a favorable no-action response from the SEC with regard to such issuances.

Number of Options
Name	Granted
Michael Feldschuh	26,000
Jonathan Feldschuh	13,333
Bernhard Saxe, Esq.	4,000
James A. Lombard	2,000
Martin S. Wolpoff	2,000
Edward Feuer	1,333
48,666

INVESTMENT ADVISORY AND OTHER SERVICES

The responsibility of the Board of Directors is to exercise corporate powers and to oversee management of the business of Daxor Corporation. The officers of the company are principally responsible for its operations. The company is not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities. As such, the company has no investment advisors, administrator, affiliated brokerage, dividend paying agent, non-resident managers, or active portfolio manager. The nature of the instruments in which funds in excess of immediate capital needs are placed are consistent with capital preservation and liquidity. The company's Chief Executive Officer, Michael Feldschuh, is primarily responsible for the day-to-day management of any such investments.

Since the estate of Dr. Feldschuh owns more than 50% of Daxor stock, and Michael Feldschuh is the executor of the estate, the company is considered a controlled corporation. In reviewing the salaries of Chief Executive Officers at pharmaceutical and scientific companies, many of these individuals earn annual salaries from $300,000 to over $1,000,000.

Mr. Feldschuh has deliberately elected to draw a salary that is well below what the company believes is the market rate for someone with his responsibilities and qualifications. It is the belief of the Board of Directors that annual compensation of two or three times what he is currently earning could easily be justified. The decision to keep his annual compensation at well below market rate has been made as part of an effort to preserve capital in light of the company's ongoing losses from operations.

B-8

The Board of Directors reviews Mr. Feldschuh's compensation each year. The Board votes on his salary at this time. The Board is in agreement that his annual compensation is well below market rate for someone with his experience and qualifications.

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the company has adopted a Code of Ethics governing personal trading activities of all directors and officers of the company and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the company or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the company that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear many security transactions with the company's Chief Compliance Officer and to report all transactions on a regular basis.

The Codes of Ethics may be viewed and copied at the SEC's Public Reference Room located at 100 F Street, NE Washington, D.C. Information relating to the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC's internet website at (http://www.sec.gov). You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, Washington, D.C. 20549. A copy of the Code of Ethics is also available for free at http://www.daxor.com/pdfs/daxor_codeofethics.pdf

Proxy Voting Procedures

The company is responsible for voting proxies on securities held in its portfolio. When the company receives a proxy, the decision regarding how to vote such proxy will be made by Mr. Feldschuh in accordance with its proxy voting procedures.

The vote with respect to most routine issues presented in proxy statements is expected to be cast in accordance with the position of the issuer's management, unless it is determined by Mr. Feldschuh or the Board of Directors that supporting management's position would adversely affect the investment merits of owning the issuer's security. However, each issue will be considered on its own merits, and a position of management found not to be in the best interests of the company's shareholders will not be supported.

Proxies solicited by issuers whose securities are held by the company will be voted solely in the interests of the shareholders of the company. Any conflict of interest will be resolved in the way that will most benefit the company and its shareholders. If the conflict of interest is determined to be material, the conflict shall be disclosed to the Board of Directors and Mr. Feldschuh will follow the instructions of the Board.

The company is required to annually file Form N-PX, which lists the company's complete proxy voting record for the most recent 12-month period ending June 30. The company's proxy voting record is available without charge, upon request, by calling the company toll-free at (888) 774-3268 and on the SEC's website at www.sec.gov .

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Board of Directors, Mr. Feldschuh is responsible for decisions to purchase and sell securities for the company, the negotiation of the prices to be paid and the allocation of transactions among various dealer firms. Transactions on stock exchanges involve the payment by the company of brokerage commissions. There generally is no stated commission in the case of securities traded in the over-the-counter market but the price paid by the company usually includes an undisclosed dealer commission or mark-up. Transactions in the over-the-counter market can also be placed with broker-dealers who act as agents and charge brokerage commissions for effecting over-the-counter transactions. The company may place its over-the-counter transactions either directly with principal market makers, or with broker-dealers.

B-9

In certain instances, the company may make purchases of underwritten issues at prices that include underwriting fees. Portfolio securities may be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained through other means. The company does not direct brokerage transactions to brokers because of research services provided by such brokers.

The company incurred total commission expense of $19,574 for the three years ended December 31, 2018 as follows: $3,053 in 2018, $ 6,957 in 2017, and $9,564 in 2016. The cost basis of securities purchased includes any commissions paid and the proceeds of securities sold is recorded net of any commissions paid.

DESCRIPTION OF SHARES

The holders of the common stock have one vote per share for the election of directors, without provisions for cumulative voting, and on all other matters. Thus, holders of more than 50% of the shares voting for the election of directors can elect all the directors if they choose to do so. The common stock is not redeemable and has no conversion or preemptive rights.

REPURCHASE OF SHARES

Shareholders do not have the right to cause the company to redeem their shares. The shares trade in the open market.

NET ASSET VALUE

The company will determine its net asset value as of the close of regular session trading on the New York Stock Exchange on the last business day of its semi-annual reporting period and its fiscal year, and will make its net asset value available for publication on those dates. Net asset value is computed by dividing the value of all of our assets (including accrued interest and distributions and current and deferred income tax assets), less all of our liabilities (including accrued expenses, distributions payable, current and deferred accrued income taxes, and any borrowings) and the liquidation value of any outstanding preferred stock, by the total number of shares outstanding.

Publicly traded securities with a readily available market price listed on any exchange other than the NASDAQ are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities admitted to trade on the NASDAQ are valued at the NASDAQ official closing price. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ, are valued at the closing bid prices. Debt securities that are considered bonds are valued by using the mean of the bid and ask prices provided by an independent pricing service. For debt securities that are considered bank loans, the fair market value is determined by using the mean of the bid and ask prices provided by the agent or syndicate bank or principal market maker. When price quotes are not available, fair market value will be based on prices of comparable securities. In certain cases, the company may not be able to purchase or sell debt securities at the quoted prices due to the lack of liquidity for these securities.

Any derivative transaction that the company enters into may, depending on the applicable market environment, have a positive or negative value for purposes of calculating the net asset value. Exchange-traded options and futures contracts are valued at the last sales price at the close of trading in the market where such contracts are principally traded or, if there was no sale on the applicable exchange on such day, at the mean between the quoted bid and ask price as of the close of such exchange.

B-10

For any portfolio security held by us for which reliable market quotations are not readily available, valuations are determined in a manner that most fairly reflects fair value of the security on the valuation date, pursuant to the oversight of the Board of Directors. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of such investments may fluctuate from period to period. Additionally, the fair value of such investments may differ from the values that would have been used had a ready market existed for such investments and may differ materially from the values that company may ultimately realize.

UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is a summary of the U.S. federal income tax considerations generally applicable to the acquisition, ownership and disposition of the common stock. This summary is based upon U.S. federal income tax law as of the date of this SAI, which is subject to change or differing interpretations, possibly with retroactive effect. This summary does not discuss all aspects of U.S. federal income taxation that may be important to particular investors in light of their individual circumstances, including investors subject to special tax rules (e.g., financial institutions, insurance companies, broker-dealers, partnerships and their partners, tax-exempt organizations (including private foundations), taxpayers that have elected mark-to-market accounting, S corporations, regulated investment companies, real estate investment trusts, investors that will hold the common stock as part of a straddle, hedge, conversion, or other integrated transaction for U.S. federal income tax purposes, former citizens or residents of the United States or investors that have a functional currency other than the U.S. dollar), all of whom may be subject to tax rules that differ materially from those summarized below. In addition, this summary does not discuss other U.S. federal tax consequences (e.g., estate or gift tax), any state, local, or non-U.S. tax considerations or the Medicare tax or alternative minimum tax. In addition, this summary is limited to investors that will hold our securities as "capital assets" (generally, property held for investment) under the Internal Revenue Code of 1986, as amended, (the "Code"), and that acquired the common stock pursuant to this offering. No ruling from the Internal Revenue Service, (the "IRS") has been or will be sought regarding any matter discussed herein. No assurance can be given that the IRS would not assert, or that a court would not sustain a position contrary to any of the tax aspects set forth below.

For purposes of this summary, a "U.S. Holder" is a beneficial holder of securities who or that, for U.S. federal income tax purposes is:

●	An individual who is a United States citizen or resident of the United States;

●
A corporation, or other entity treated as a corporation for United States federal income tax purposes created in, or organized under the laws of, the United States or any state or political subdivision thereof;

●	An estate, the income of which is includible in gross income for United States federal income tax purposes regardless of its source; or

●
A trust (A) the administration of which is subject to the primary supervision of a United States court and which has one or more United States persons (within the meaning of the Code) who have the authority to control all substantial decisions of the trust or (B) that has in effect a valid election under applicable Treasury regulations to be treated as a United States person.

If a partnership (including an entity or arrangement treated as a partnership for U.S. federal income tax purposes) holds the common stock, the tax treatment of a partner in such partnership will generally depend upon the status of the partner, the activities of the partnership and certain determinations made at the partner level. If you are a partner of a partnership holding the common stock, you are urged to consult your tax advisor regarding the tax consequences of the ownership and disposition of our securities.

THIS DISCUSSION OF U.S. FEDERAL INCOME TAX CONSIDERATIONS IS FOR GENERAL INFORMATION PURPOSES ONLY AND IS NOT TAX ADVICE. WE URGE PROSPECTIVE HOLDERS TO CONSULT THEIR TAX ADVISORS CONCERNING THE U.S. FEDERAL INCOME TAX CONSEQUENCES TO THEM OF OWNING AND DISPOSING OF THE COMMON STOCK, AS WELL AS THE APPLICATION OF ANY, STATE, LOCAL AND NON-U.S. INCOME, ESTATE AND OTHER TAX CONSIDERATIONS.

B-11

Personal Holding Company Status

The company would be subject to a second level of U.S. federal income tax on a portion of its income if it is determined to be a personal holding company, or PHC, for U.S. federal income tax purposes. A U.S. corporation will generally be classified as a PHC for U.S. federal income tax purposes in a given taxable year if (1) at any time during the last half of such taxable year, five or fewer individuals (without regard to their citizenship or residency and including as individuals for this purpose certain entities such as certain tax-exempt organizations, pension funds, and charitable trusts) own or are deemed to own (pursuant to certain constructive ownership rules) more than 50% of the stock of the corporation by value and (2) at least 60% of the corporation's adjusted ordinary gross income, as determined for U.S. federal income tax purposes, for such taxable year consists of PHC income (which includes, among other things, dividends, interest, certain royalties, annuities and, under certain circumstances, rents).

It is possible that at least 60% of the company's adjusted ordinary gross income may consist of PHC income as discussed above. In addition, depending on the concentration of the common stock in the hands of individuals, it is possible that more than 50% of our stock will be owned or deemed owned (pursuant to the constructive ownership rules) by such persons during the last half of a taxable year. Thus, no assurance can be given that the company will not become a PHC following this offering or in the future. If the company is or were to become a PHC in a given taxable year, the company would be subject to an additional PHC tax, currently 20%, on its undistributed PHC income, which generally includes its taxable income, subject to certain adjustments.

Taxation of Distributions

If the company pays cash distributions to U.S. Holders of shares of the common stock, such distributions will constitute dividends for U.S. federal income tax purposes to the extent paid from the company's current or accumulated earnings and profits, as determined under U.S. federal income tax principles. Distributions in excess of current and accumulated earnings and profits will constitute a return of capital that will be applied against and reduce (but not below zero) the U.S. Holder's adjusted tax basis in the common stock. Any remaining excess will be treated as gain realized on the sale or other disposition of the common stock and will be treated as described under "Gain or Loss on Sale, Taxable Exchange or Other Taxable Disposition of the Common Stock" below.

Dividends the company pays to a U.S. Holder that is a taxable corporation generally will qualify for the dividends received deduction if the requisite holding period is satisfied. With certain exceptions (including dividends treated as investment income for purposes of investment interest deduction limitations), and provided certain holding period requirements are met, dividends the company pays to a non-corporate U.S. Holder will generally constitute "qualified dividends" that will be subject to tax at the maximum tax rate accorded to long-term capital gains.

Gain or Loss on Sale, Taxable Exchange or Other Taxable Disposition of the Common Stock

A U.S. Holder will recognize gain or loss on the sale, taxable exchange or other taxable disposition of the common stock. Any such gain or loss will be capital gain or loss, and will be long-term capital gain or loss if the U.S. Holder's holding period for the common stock so disposed of exceeds one year. The amount of gain or loss recognized will generally be equal to the difference between (1) the sum of the amount of cash and the fair market value of any property received in such disposition and (2) the U.S. Holder's adjusted tax basis in its common stock so disposed of. A U.S. Holder's adjusted tax basis in its common stock will generally equal the U.S. Holder's acquisition cost less any prior distributions treated as a return of capital. The deductibility of capital losses is subject to limitations.

B-12

Information Reporting and Backup Withholding

In general, information reporting requirements may apply to dividends paid to a U.S. Holder and to the proceeds of the sale or other disposition of shares of common stock, unless the U.S. Holder is an exempt recipient. Backup withholding may apply to such payments if the U.S. Holder fails to provide a taxpayer identification number, a certification of exempt status or has been notified by the IRS that it is subject to backup withholding (and such notification has not been withdrawn). Any amounts withheld under the backup withholding rules will be allowed as a refund or a credit against a U.S. Holder's U.S. federal income tax liability provided the required information is timely furnished to the IRS.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

WithumSmith+Brown, P.C. has been appointed as independent registered public accounting firm for the company, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC. WithumSmith+Brown, P.C. is located at 1411 Broadway 9 th  Floor New York, NY 10018.

ADDITIONAL INFORMATION

Daxor Corporation has filed a Registration Statement on Form N-2, including amendments thereto, with the Securities and Exchange Commission, Washington, D.C. This SAI and the prospectus do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the company, reference is made to the Registration Statement. Statements contained in this SAI as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the Securities and Exchange Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Securities and Exchange Commission upon the payment of certain fees prescribed by the Securities and Exchange Commission.

Daxor Corporation previously filed annual, quarterly and current reports, proxy statements and other information with the SEC. You may read and copy any document that the company files at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains an Internet site at http://www.sec.gov, from which interested persons can electronically access the company's SEC filings, including the registration statement, of which this SAI is a part, and the exhibits and schedules thereto.

The company incorporates by reference into this SAI the documents listed below (excluding any portions of such documents that have been "furnished" but not "filed" for purposes of the Securities Exchange Act of 1934):

●	Annual Report on Form N-CSR for the fiscal year ended December 31, 2018, filed on March 1, 2019;

●	Proxy Statement on Schedule 14A, filed on May 22, 2018.

You may request a copy of these documents by writing or telephoning Daxor Corporation at:

Investor Relations
Daxor Corporation
350 Fifth Avenue (Empire State Building), Suite 4740
New York, New York 10118
(888) 774-3268

B-13

FINANCIAL STATEMENTS

Daxor Corporation's Annual Report on Form N-CSR for the fiscal year ended December 31, 2018, which includes the company's financial statements for that fiscal year, is incorporated herein by reference with respect to all information included therein.

B-14

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

DAXOR CORPORATION

(Exact name of registrant as specified in charter)

350 Fifth Avenue

Suite 4740

New York, NY 10118

(Address of principal executive offices) (Zip code)

Michael Feldschuh

350 Fifth Avenue

Suite 4740

New York, NY 10118

(Name and address of agent for service)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-330-8500

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JANUARY 1, 2019 to DECEMBER 31, 2019

Daxor Corporation

Financial Statements

For the Year Ended

December 31, 2019

Exhibits

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Daxor’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Daxor or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on https://www.Daxor.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from Daxor electronically by emailing info@daxor.com or by calling (888) 774-3268. If you own shares in Daxor through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling (888) 774-3268 or, if you own your shares through a financial intermediary, by contacting your financial intermediary.

Daxor Corporation

February 28, 2020

Dear Fellow Shareholder:

Daxor Corporation (“Daxor” or the “Company”) is an investment company with medical instrumentation and biotechnology operations. We have attached a report of our portfolio holdings and investment activity for the year ended December 31, 2019. Please review this information carefully. The Company has been reporting as an investment company under the Investment Company Act of 1940 since January 1, 2012.

As I write this letter, the world is poised on the brink of a possible pandemic related to the spread of the COVID-19 virus which has infected over 82,000 people in dozens of countries, caused massive supply chain disruptions in China, spread panic to northern Italy and parts of Korea, and killed approximately 2,800 people with a preliminary lethality rate substantially higher than the flu. Daxor’s blood volume technology is focused on precisely the medical challenge that care teams face in managing severely ill patients with volume imbalances such as those caused by viral agents – a prospective randomized control trial of ICU published in Shock showed a 66% reduction in mortality (from 24% to 8%, p-value <0.02) for ICU patients who had fluid needs guided by our BVA diagnostic in a patient population of 70% sepsis/septic shock and ARDS patients. Specialists with experience in the use of our diagnostic believe that BVA may be useful in managing “the tight rope” between too little and too few fluids for hospitalized patients suffering acutely from this virus – patients in the ICU who are struggling on ventilators, suffering from ARDS/Sepsis and in need of individualized fluid care to improve survival rates. Daxor is reaching out to physicians at hospitals with BVA devices in place as well as government agencies in the military and civilian sectors to see whether our technology can be further deployed to help mitigate casualties if widespread infection with the virus takes hold in the United States. Development of a protocol to help in this effort and medical educational materials is a priority as events are unfolding quickly with cases having jumped 10-fold in the past 30 days.

Turning to the results from fiscal year 2019, management is pleased to report important milestones toward broader commercialization of the products of our diagnostics division even as the company earned dividends and realized gains from the appreciation of our investment portfolio whose value grew throughout the year. Daxor was able to realize these strong results without tapping the capital for the issuance of new shares, instead relying on funding of our operating division from revenues it generated supplemented by our investment returns.

For the year ended December 31, 2019, Daxor had net dividend income of $375,144, net realized gains from investments in securities of $3,650,223, and net realized gains from options of $38,226. In addition, there was a net change in the unrealized depreciation on investments, options and securities borrowed of $1,462,849, as we took a strategic path with the sale of securities to balance the risk portfolio to reduce the exposure on certain holdings and take profitable actions and employ tax strategies utilizing capital loss carry forwards. A significant portion of the unrealized gain on securities converted to realized gains during the year. There was a net realized loss from the operating division relating to spend on research, development, sales and overhead of $2,327,247. At December 31, 2019, Daxor had net assets of $12,765,669 or $3.41 per share.

Daxor has seen several important developments in 2019 in its diagnostics business – Daxor initiated new business at 5 new hospital centers in 2019 leading to lease of equipment or use of our diagnostic for remote testing. In addition, Daxor received licensing for a central lab for BVA testing to facilitate work at hospitals that currently do not have our testing equipment on-site, opening up an additional source of revenue for the Company. Our test kit sales also continue to rise – despite a Q4 supply-chain shortage, we recorded a 7% rise in kit sales related to the use of our diagnostic test in the area of cardiology (subtracting the disruption period our annualized growth was 22.7% for the category), as well as the addition of new hospitals utilizing the diagnostic test in this area. This marks the third straight year of growth in this important segment of sales and reflects momentum driven by strong positive clinical outcomes.

Research was published in leading journals or presented at international conferences on BVA and its benefits in the areas of critical care, surgical blood loss, and cardiology in 2019 further bolstering the clinical value of our test in relation to the existing modalities of care. These papers build on the November 2018 publication of The Journal of the American College of Cardiology Heart Failure, a study of 245 patients with hospitalized heart failure who received treatment guided by our BVA-100 analyzer. These findings by Dr. Strobeck and Dr. Miller (of the Mayo Clinic) showed a 56% reduction in hospital readmissions and an 82% reduction in mortality for patients measured on a 30 day basis compared to a sampled control group. Since hospitals are reimbursed for care based upon 30 day outcomes, we believe these results highlight a significant financial opportunity for hospitals as well as improvement in quality of care for one of the leading causes of both hospital admissions and death. Based on publicly available information, approximately six million patients will be treated for heart failure this year, with one million requiring hospitalization. Daxor believes that this market alone represents an opportunity of more than $400 million dollars in recurring sales in this one category alone, and can act as a catalyst toward adoption in other areas of care such as critical care and syncope evaluation where Daxor already has hospitals utilizing the test in these areas.

1

Daxor is actively engaged with clinicians at leading research centers and hospitals to follow up these promising results and to accelerate commercialization of our technology.

In addition to important outcomes related to the use of the BVA-100, Daxor has accelerated its research and development initiative in the first half of 2019, partially funded by the Department of Defense. Daxor received in 2018 an SBIR Phase I grant to develop a next generation version of our device and in June of 2019 submitted its results. The review team from the Army scored the work very favorably and Daxor is now eligible and has applied for a contract to supply the DOD with product, an award decision is expected in the first half of 2020. Continued development of the next generation of our technology is accelerating; and Daxor has added and will continue to add more engineers and researchers to execute on future grant and contract activity at our fully-owned 20,000 square-foot research and production facility in Oakridge, Tennessee. Management anticipates several new product improvements to enhance existing technology to be implemented this fiscal year — innovative product offerings which promise to greatly enhance the usability of our product by making it faster, easier, and more valuable to clinicians.

Daxor filed for six new patents in 2019 and an equal number or more are anticipated for fiscal year 2020. The additional new patents relating to its key technology of blood volume measurement are bearing fruit in the form of intellectual property and next generation designs as well as innovative applications for blood volume measurement.

Daxor entered into a research partnership with CHF Solutions, a Minnesota-based company which specializes in precision fluid removal technology. A joint study is in progress to show the enhanced effectiveness of the two technologies use as a complementary solution for fluid overload with applications in Heart Failure and ICU patients, enrollment is ongoing and completion of the study is anticipated in the first half of 2020 with results to follow. Management believes the potential benefits of partnering with other companies are significant because of our intellectual property, as well as the technologic superiority of our device paired with our growing patent portfolio. In addition to Daxor’s own sales force and management are also seeking to grow the business through strategic partnerships with other health care companies and channels of distribution.

Daxor has been reporting as an investment company under the Investment Company Act of 1940 since January 1, 2012. See the Notes to the Financial Statements of Form N-CSR for further information on Daxor’s strategies and goals regarding its investments in publicly traded securities, to help fund its diagnostic operations.

In addition to being selected by several clinical trials for inclusion as a metric of outcome in the past year and in clinical trials that began in 2018, Daxor will seek to expand the use of its products to further prove their value. Daxor has also seen remarkable research published using the BVA-100 device in the past year and anticipates that studies underway or in the planning stages will potentially yield more exciting research and clinical benefits from its use.

The strong trend of healthcare is toward individualized care and cost-effectiveness. Our instrument is a non-invasive, inexpensive, and rapid solution to the problem of how to accurately manage the fluid levels of patients, whether it is in the heart failure clinic or the ICU, and studies published and presented are proving just how exciting the potential for this approach is. Reducing mortality, lowering complications, reducing hospital resource use and length of stay with a non-invasive and 98% accurate test is achievable with our patented technology, and we are working hard to accelerate the commercialization of our technology.

Because of its significant holding of publicly traded securities, the SEC currently classifies Daxor as a closed-end investment management company with a fully-owned medical operating division; however, the primary focus of management is on our operational objectives. Daxor anticipates that as the value of the operating company continues to increase as a percentage of assets owned, it will be eligible to file under its previous designation as an operating company and report as an operating company, and will take steps to accomplishe this result.

Any shareholder who is interested in learning more about our medical instrumentation and biotechnology operations should visit our website at www.daxor.com or contact our investor relations representative Bret Shapiro of CORE IR at 516-222-2560 for more detailed information. We periodically issue press releases regarding research reports and placements of the BVA-100 Blood Volume Analyzer in hospitals.

Go Paperless with E-Delivery

In order to sign up for electronic delivery of shareholder reports and prospectuses, please send an email to info@daxor.com. If you do not hold your account directly with Daxor, please contact the firm that holds your account about electronic delivery.

Cordially Yours,

Michael Feldschuh
CEO and President

2

Item 1. Schedule of Investments

Daxor Corporation

Schedule of Investments

December 31, 2019

	Shares	Fair Value
COMMON STOCKS - (United States) - 63.11%
Industrials – 0.01%
Wabtec	13	$1,010

Investment Services - 0.01%
Motors Liquidation Company GUC Trust	100	885

Materials - 0.92%
Enbridge Inc.	2,952	117,400

Utilities - 62.17%
Electric Utilities – 61.57%
American Electric Power Co. Inc.	3,500	330,785
Avangrid, Inc.	7,000	358,120
Avista Corporation	6,000	288,540
CenterPoint Energy, Inc.	1,000	27,270
Centrus Energy Corp.	1	7
CMS Energy Corporation	6,500	408,460
DTE Energy Company	12,000	1,558,440
Edison International	4,000	301,640
Entergy Corporation	5,000	599,000
Evergy Inc.	8,397	546,561
Eversource Energy	8,000	680,560
Exelon Corporation	3,600	164,124
FirstEnergy Corp.	13,800	670,680
National Grid plc	7,207	451,663
NiSource, Inc.	19,000	528,960
Pinnacle West Capital Corporation	3,000	269,790
PNM Resources, Inc.	10,800	547,668
Xcel Energy, Inc.	2,000	126,980
		7,859,248

Natural Gas Utilities - 0.60%
Southwest Gas Holdings, Inc.	1,000	75,970
Total Utilities		7,935,218
Total Common Stock (Cost $1,969,368) - 63.11%		$8,054,514

The accompanying notes are an integral part of these financial statements.

3

Daxor Corporation

Schedule of Investments (Continued)

December 31, 2019

	Shares	Fair Value
Preferred Stocks - (United States) - 4.04%

Banking - 3.41%
Bank of America Corp 7.250% Series L	300	$434,700

Electric Utilities - 0.63%
Southern California Edison, 4.32% Callable	3,500	80,644

Total Preferred Stock (Cost $224,246) - 4.04%		515,344

Total Investments in Securities (Cost $2,193,614) - 67.15%		8,569,858

Investment in Operating Division (Cost $3,575,948) - (United States) - 42.30%		5,400,000

Other Assets - 1.81%		231,211

Total Assets - 111.26%		14,201,069
Total Liabilities - (11.26%)		(1,435,400)
Net Assets - 100%		$12,765,669

The accompanying notes are an integral part of these financial statements.

4

Daxor Corporation

Schedule of Investments (Continued)

December 31, 2019

At December 31, 2019, the net unrealized appreciation on investment in securities, options and securities borrowed of $6,376,245 was composed of the following:

Aggregate gross unrealized appreciation for which there was an excess of value over cost	$6,381,804
Aggregate gross unrealized depreciation for which there was an excess of cost over value	(5,559)
Net unrealized appreciation	$6,376,245

At December 31, 2019, the net unrealized appreciation on investment in operating division was composed of the following:

Net unrealized appreciation on investment in operating division	$1,824,052

Portfolio Analysis

December 31, 2019

Percentage
of Net Assets
Common Stock (United States)
Industrials	0.01%
Investment Services	0.01%
Materials	0.92%
Electric Utilities	61.57%
Natural Gas Utilities	0.60%
Total Common Stock	63.11%

Preferred Stock (United States)
Banking	3.41%
Electric Utilities	0.63%
Total Preferred Stock	4.04%

Total Investment in Securities	67.15%

The accompanying notes are an integral part of these financial statements.

5

Daxor Corporation

Summary of Options

December 31, 2019

Name of Issuer	Number of Contracts	Strike Price	Expiration Date	Fair Value
Call Options Written - (United States) - (0.11%)

American Electric Power	(25)	100	1/17/2020	$(125)
DTE Energy Company	(20)	140	1/17/2020	(1,100)
DTE Energy Company	(25)	145	1/17/2020	(1,375)
Edison International	(25)	80	1/17/2020	(375)
Eversource Energy	(40)	85	1/17/2020	(4,000)

First Energy	(20)	50	7/17/2020	(3,250)

Exelon Corporation	(25)	55	1/20/2020	(125)
Evergy Inc.	(20)	65	3/20/2020	(3,750)

Total Call Options Written (proceeds $24,063)				(14,100)

Margin loans payable - (10.53%)				(1,342,550)
Accounts payable and accrued expenses (0.62%)				(78,750)
Total Liabilities - (11.26%)				$(1,435,400)

The accompanying notes are an integral part of these financial statements.

6

Daxor Corporation

Statement of Assets and Liabilities

December 31, 2019

Assets:
Investments in securities, at fair value (cost of $2,193,614)	$8,569,858
Investment in operating division, at fair value (cost of $3,575,948)	5,400,000
Receivables from broker:
Dividends receivable	32,738
Tax credits receivable and prepaid taxes	198,473
Total Assets	14,201,069
Liabilities:
Margin loans payable	1,342,550
Call Options, at fair value (proceeds of $24,063)	14,100
Accounts payable and accrued expenses	78,750
Total Liabilities	1,435,400

Net Assets	$12,765,669

Net Asset Value, (10,000,000 shares authorized, 5,316,530 issued and 3,746,858 shares outstanding of $0.01 par value capital stock outstanding)	$3.41
Net Assets consist of:
Capital paid in	$11,060,549
Total distributable earnings	16,565,424
Treasury Stock	(14,860,304)
Net Assets	$12,765,669

The accompanying notes are an integral part of these financial statements.

7

Daxor Corporation

Statement of Operations

For the Year Ended December 31, 2019

Investment Income:
Dividend income (net of foreign withholding taxes of $1,874)	$375,144
Other income	4,997
Total Investment Income	380,141

Expenses:
Investment administrative charges	345,163
Professional fees	39,021
Transfer agent fees	22,004
Interest expense	143,486
Other taxes and credits	(25,483)
Total Expenses	524,191

Net Investment(Loss)	(144,050)

Realized and Unrealized Gain (Loss) on Investments and Other items:
Net realized gain from investments in securities	3,650,223
Net realized gain from options	38,226
Net change in unrealized depreciation on investments, options and securities borrowed	(1,462,849)
Net change in unrealized appreciation on operating division	(250,000)
Realized loss on investment in operating division	(2,327,247)
Net Realized and Unrealized (Loss) on Investments and Investment in Operating Division	(351,647)

Net (Decrease) in Net Assets Resulting From Operations	$(495,697)

The accompanying notes are an integral part of these financial statements.

8

Daxor Corporation

Statement of Changes in Net Assets

For the Years Ended December 31, 2019 and December 31, 2018

	Year Ended December 31, 2019	Year Ended December 31, 2018
Decrease in Net Assets from Operations
Net investment (loss) income	$(144,050)	$8,823
Net realized gain from investments in securities	3,650,223	580,884
Net realized gain from options	38,226	88,367
Net realized loss from securities borrowed	-	(324,706)
Net change in unrealized depreciation on investments, options and securities borrowed	(1,462,849)	(239,519)
Net change in unrealized appreciation on operating division	(250,000)	750,000
Realized loss on investment in operating division	(2,327,247)	(2,082,176)
Income tax benefit	-	332,552
Net Decrease in Net Assets Resulting From Operations	(495,697)	(885,775)

Capital Share Transactions:
Cost of treasury stock purchased	-	(32,222)
Proceeds from treasury stock sold	-	138,550
Increase in net assets resulting from stock-based compensation	199,358	83,834

Net Increase in Net Assets Resulting From Capital Share Transactions	199,358	190,162

Total Net Decrease in Net Assets	(296,339)	(695,613)

Net Assets:

Beginning of Year	13,062,008	13,757,621

End of Year (including undistributed net investment income of $6,941,975 in 2019 and $7,086,025 in 2018 included in net assets)	$12,765,669	$13,062,008

The accompanying notes are an integral part of these financial statements.

9

Daxor Corporation

Statement of Cash Flows

For the Year Ended December 31, 2019

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(495,697)
Adjustment to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net realized gain from investments in securities	(3,650,223)
Net realized gain from options	(38,226)
Net change in unrealized appreciation on investments, options and securities borrowed	1,462,849
Net change in unrealized appreciation on operating division	250,000
Investment in/advances to operating division	(2,327,247)
Realized loss on investment in operating division	2,327,247
Sale of call options	27,757
Proceeds from sales of securities	5,190,495
Stock based compensation expense	199,358
Changes in operating assets and liabilities:
Decrease in receivable from broker	3,014
Decrease in dividends receivable	972
Decrease in tax credits receivable and prepaid taxes	155,513
Increase in accounts payable and accrued expenses	6,250
Net cash provided by operating activities	3,112,062

Cash flows from financing activities:
Proceeds from margin loan payable	2,515,852
Repayment of margin loan payable	(5,627,914)
Net cash (used) in financing activities	(3,112,062)

Net change in cash	-
Cash at beginning of year	-
Cash at end of year	$-

Supplemental Disclosures of Cash Flow Information:

Cash paid during the period for:

Income Taxes	$8,068

Interest on margin loans payable	$143,486

The accompanying notes are an integral part of these financial statements.

10

Daxor Corporation

Financial Highlights

For the Years Ended December 31, 2019 and December 31, 2018

The table below sets forth financial data for weighted average shares of stock outstanding for each year and for one share of capital stock outstanding throughout the years presented.

The annual financial information will be included in the Company’s annual report to Shareholders, a copy of which is available at no charge on request by calling 212-330-8500.

	Year Ended December 31, 2019	Year Ended December 31, 2018
Net Asset Value Per Share, Beginning of Year	$3.49	$3.68

Income (loss) from operations:
Net investment (loss) income	(0.03)	0.00
Net realized and unrealized gain from investments, options and securities borrowed	0.59	0.03
Net realized and unrealized loss from investment in operating division	(0.69)	(0.36)
Income tax benefit	-	0.09
Other	0.05	0.05
Total loss from Operations	(0.08)	(0.19)

Decrease in Net Asset Value Per Share	(0.08)	(0.19)

Net Asset Value Per Share, End of Year	$3.41	$3.49

Market Price Per Share of Common Stock, Beginning of Year	$8.20	$4.57
Market Price Per Share of Common Stock, End of Year	9.40	8.20
Change in Price Per Share of Common Stock	$1.20	$3.63

Total Investment Return	14.63%	79.43%

Weighted Average Shares Outstanding	3,746,858	3,741,954

Ratios/Supplemental Data

Net assets, End of Year (in 000’s)	$12,766	$13,062

Ratio of total expenses to average net assets	4.26%	3.14%

Ratio of net investment income before income taxes to average net assets	(1.30)%	0.07%

Ratio of net investment (loss) income after income taxes to average net assets	(1.12)%	2.55%

Portfolio turnover rate	0.00%	0.52%

The accompanying notes are an integral part of these financial statements.

11

Daxor Corporation

Financial Highlights (continued)

For the Years Ended December 31, 2017, 2016 and 2015

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015

Net Asset Value Per Share, Beginning of Year	$4.04	$3.74	$6.16

Income (loss) from operations:
Net investment income	0.07	0.03	0.11
Net realized and unrealized gain (loss) from investments, options and securities borrowed	0.23	0.56	(2.12)
Net realized and unrealized loss from operating division	(0.62)	(0.21)	-
Income tax (expense) benefit	-	-	(0.32)
Other	(0.01)	(0.05)	(0.05)
Total income (loss) from Operations	(0.33)	0.33	(2.38)

Less:
Distributions to shareholders from net investment income	(0.03)	(0.03)	(0.04)

Increase (decrease) in Net Asset Value Per Share	(0.36)	0.30	(2.42)

Net Asset Value Per Share, End of Year	$3.68	$4.04	$3.74

Market Price Per Share of Common Stock, Beginning of Year	$8.24	$7.60	$6.80
Market Price Per Share of Common Stock, End of Year	4.57	8.24	7.60
Change in Price Per Share of Common Stock	$(3.67)	$0.64	$0.80

Total Investment Return	(44.54)%	8.42%	11.76%

Weighted Average Shares Outstanding	3,767,756	3,825,476	3,921,697

Ratios/Supplemental Data

Net assets, End of Year (in 000’s)	$13,758	$15,344	$14,427
Ratio of total expenses to average net assets	1.90%	2.44%	3.06%
Ratio of net investment income before income taxes to average net assets	1.89%	0.86%	2.31%
Ratio of net investment (loss) income after income taxes to average net assets	1.72%	0.78%	(4.18)%
Portfolio turnover rate	3.63%	7.59%	7.43%

The accompanying notes are an integral part of these financial statements.

12

Daxor Corporation

Notes to Financial Statements

December 31, 2019

1. Organization and Investment Objective

Daxor Corporation (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The Company’s investment goals, objectives and principal strategies are as follows:

1.	The Company’s investment goals and objectives are capital preservation, maintaining returns on capital with a high degree of safety and generating income from dividends and option sales to help offset operating losses from the Company’s Operating Division.

2.	In order to achieve these goals, the Company maintains a diversified securities portfolio comprised primarily of electric utility company common and preferred stocks. The Company also sells covered calls on portions of its portfolio and also sells puts on stocks it is willing to own. It also sells uncovered calls and may have net short positions in common stock up to 15% of the value of the portfolio. The net short position is the total fair market value of the Company’s short positions reduced by the amount due to the Company from the Broker. If the amount due from the Broker is more than the fair market value of the short positions, the Company will have a net receivable from the Broker. The Company’s investment policy is to maintain a minimum of 80% of its portfolio in equity securities of utility companies. The Board of Directors has authorized this minimum to be temporarily lowered to 70% when Company management deems it to be necessary. Investments in utilities are primarily in electric companies. Investments in non-utility stocks will generally not exceed 20% of the value of the portfolio.

2. Significant Accounting Policies

Basis of Presentation and Use of Estimates

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) The presentation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

Valuation of Investments

The Company carries its investments in securities at fair value and utilizes various methods to measure the fair value of its investments on a recurring basis. Fair value is an estimate of the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). Fair value measurements are not adjusted for transaction costs. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for an asset or liability, to the extent relevant observable inputs are not available; representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

13

Daxor Corporation

Notes to Financial Statements

December 31, 2019

2. Significant Accounting Policies - (continued)

Valuations of Investments (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in securities, securities borrowed and put and call options that are freely traded and are listed on a national securities exchange are valued at the last reported sales price on the last business day of the year; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

The Company establishes valuation processes and procedures to ensure that the valuation techniques for investments that are categorized within Level 3 of the fair value hierarchy are fair, consistent, and verifiable. At December 31, 2019 and at December 31, 2018, Level 3 investments consist solely of the Company’s investment in its wholly owned Operating Division at fair value. The Company’s Audit Committee oversees the valuation process of the Company’s Level 3 investments. The Audit Committee is comprised of members of the Company’s Board of Directors and is responsible for the valuation processes and procedures and evaluating the overall fairness and consistent application of the valuation policies. For this valuation process the Audit Committee meets semi-annually or as needed, and in conjunction with reports from an independent valuation company determines the valuations of the Company’s Level 3 investments. Valuations determined by the Audit Committee are required to be supported by the independent valuation company whose reports may include information such as market data, third-party pricing sources; industry accepted pricing models, counterparty prices, or other appropriate methods. On an annual basis, the Company engages the services of an independent valuation company to perform an independent review of the valuation of the Company’s investment in its wholly owned Operating Division, and may adjust its valuations based on the recommendations from the valuation firm.

14

Daxor Corporation

Notes to Financial Statements

December 31, 2019

2. Significant Accounting Policies - (continued)

Valuation of Derivative Instruments

The Company accounts for derivative instruments under FASB ASC 815, “Derivatives and Hedging,” which establishes accounting and reporting standards requiring that derivative instruments be recorded in the statement of assets and liabilities at fair value. The changes in the fair values of derivatives are included in the statements of operations as a component of net realized and unrealized loss from investments.

Investment Transactions and Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are calculated on the basis of identifying the specific securities delivered. Dividend income and expense are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Expenses are recorded on an accrual basis.

Distributions

Net investment income and net realized gains are accumulated within the Company and used to pay expenses, to make additional investments or held in cash as a reserve and at the discretion of the Company, to pay dividends to shareholders.

Revenue Recognition

Effective January 1, 2018, the Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC” topic 606). The new revenue recognition guidance requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance requires an entity to follow a five step model to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract, and (e) recognize revenue when the entity satisfies a performance obligation.

The Company recognizes revenues in the Operating Division from product sales when a product is shipped and recognizes revenue from service contracts as the revenues are earned over the life of service contract and performance obligations are met.

The Company believes that there is no impact on opening retained earnings upon adoption of the new revenue recognition standards as related to the Operating Division.

Income Taxes

The Company accounts for income taxes under the provisions of FASB ASC 740, “Income Taxes.” This pronouncement requires recognition of deferred tax assets and liabilities for the estimated future tax consequences of events attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period in which the enactment rate changes. Deferred tax assets and liabilities are reduced through the establishment of a valuation allowance at such time as, based on available evidence, it is more likely than not that the deferred tax assets will not be realized.

The Company accounts for uncertainties in income taxes under the provisions of FASB ASC 740-10-05, “Accounting for Uncertainties in Income Taxes”. The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

15

Daxor Corporation

Notes to Financial Statements

December 31, 2019

2. Significant Accounting Policies - (continued)

Treasury Stock

Treasury stock is recorded under the cost method and shown as a reduction of net assets.

3. Fair Value Measurements of Investments, Financial Instruments and Related Risks

The following tables summarize the inputs used as of December 31, 2019 for the Company’s assets and liabilities measured at fair value on a recurring basis at December 31, 2019, categorized by the above mentioned fair value hierarchy and also by denomination:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,054,514	$-	$-	$8,054,514
Preferred Stocks	515,344	-	-	515,344
Investment in Operating Division	-	-	5,400,000	5,400,000
Total	$8,569,858	$-	$5,400,000	$13,969,858

Liabilities	Level 1	Level 2	Level 3	Total

Call Options	$14,100	$-	$-	$14,100

Purchased call and put options: When the Company purchases an option; an amount equal to the premium paid by the Company is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Company realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

Written call and put options: When the Company writes (sells) an option, an amount equal to the premium received by the Company is recorded as an obligation on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the written option. If the written option expires, the Company realizes a gain equal to the amount of premium received. When an instrument is purchased or sold through the exercise of an option, the related premium received is adjusted to the basis of the instrument acquired or the instrument sold. The risk associated with writing options is based on the difference between the strike price of the option and current market price of the underlying security less premium received. See Note 7 for further discussion of Investment and Market Risk Factors and risks of written call and put options.

Securities borrowed: The Company sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the Company records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. The Company records a realized gain or loss when a short position is closed out. By entering into short sales, the Company bears the market risk of increases in the value of the security sold short in excess of the proceeds received. Possible losses from short sales differ from losses that could be incurred from purchases of securities because losses from short sales may be unlimited whereas losses from purchases cannot exceed the total amount invested. See Note 1 regarding the Company’s investment goals and its use of covered positions and Note 7 for further discussion of Investment and Market Risk Factors.

During the year ended December 31, 2019, the Company realized proceeds of $5,190,495 from the sale of investment securities and $27,757 from writing call options.

16

Daxor Corporation

Notes to Financial Statements

December 31, 2019

3. Fair Value Measurements of Investments, Financial Instruments and Related Risks (continued)

The following table is a reconciliation of the beginning and ending balances for the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (level 3) during the period ended December 31, 2019:

Balance at
December 31, 2019
Balance, December 31, 2018	$5,650,000
Net change in unrealized appreciation on operating division	(250,000)
Investment in/advances to operating division	2,327,247
Realized loss on investment in operating division	(2,327,247)
Balance, December 31, 2019	$5,400,000

The Company’s Level 3 asset consists of its investment in its wholly owned Operating Division at fair value and requires significant judgment due to the absence of quoted market prices, inherent lack of liquidity, heavy reliance on Level 3 inputs, and the long-term nature of such investments. Since its inception, the Operating Division has not generated significant revenue and has incurred substantial operating losses. Due to these substantial losses, the Operating Division has been completely dependent on funding from the Company to sustain its operations. Investment in Operating Division is primarily located in Oak Ridge, Tennessee and was initially valued at transaction value for identified assets (property and equipment, land, buildings and laboratory equipment), less accumulated depreciation adjusted for investment in/advances to operating division, business operations and activity and realized losses. Based on Company initiatives started in 2016 and through 2019, related to potential partnerships, joint ventures, product development, marketing and other operations of the Operating Division, the Company hired an independent valuation company to perform a valuation of the Operating Division. The independent valuation company updated the initial 2016 valuation and subsequent valuations at December 31, 2017, 2018 and 2019, respectively, using the Income Approach and Market Approaches as defined in SFAS 157 (ASC 820). Based on the valuation approaches, the valuation ranges were $5,100,000 to $5,700,000 for the Income Approach at December 31, 2019. In determining the Income Approach value range, the Gordon Growth Model valuation technique was used with a discount rate of 22.5% and long-term growth rate of 3.0%. Significant increases (decreases) in these unobservable inputs in isolation could result in significant changes in fair value measurements. The Income Approach was weighted 100% given the current financial performance and expectations as to longer-term revenue growth and profitability resulting in a midpoint of value range of $5,400,000.

4. Derivative Instruments

The Company may write call and put options in order to generate additional investment income as part of its investment strategy. In the opinion of management, the use of financial derivative instruments in its investment program is appropriate and customary for the investment strategies employed reducing certain investment risks.

17

Daxor Corporation

Notes to Financial Statements

December 31, 2019

4. Derivative Instruments - (continued)

The following table summarizes the Company’s activity in call and put options for the period ended December 31, 2019.

Total Proceeds Received on open positions at 01/01/19	Sale of Options from 01/01/19-12/31/19	Expirations, Purchases and Assignments of Options from 01/01/19-12/31/19	Proceeds Received on open positions at 12/31/19	Market Value at 12/31/19	Unrealized gain at 12/31/19
$34,531	$27,757	$38,226	$24,063	$14,100	$9,963

The derivatives are shown at market value of $14,100 on the Statement of Assets and Liabilities at December 31, 2019 as “Call Options.”

The following table summarizes the value of all derivatives as reported on the Statement of Assets and Liabilities at December 31, 2019:

Description	Market Value	Proceeds	Net Gain	Unrealized Gain	Unrealized (Loss)
Call Options	$14,100	$24,063	$9,963	$11,923	$(1,960)

For the period ended December 31, 2019, the Company recorded a realized net gain of $38,226 on call options and a net unrealized gain of $12,822 on call options. The primary underlying risk of the call options held at year end is equity price risk. The net realized gain is included in the net realized gain from options in the Statement of Operations. The net unrealized gain is included in net change in unrealized depreciation on investments, options and securities borrowed in the Statement of Operations.

5. Income Taxes (Benefit)

The net income tax expense for the year ended December 31, 2019 is comprised of the following:

Current Income Tax Expense:
Federal	$-
State and local	-
Total current income tax expense	-
Deferred Tax Expense:
Federal	$-
State and local	-
Total deferred tax expense	-
Net income tax	$-

The Company has a net operating loss carry forward of approximately $19,467,000 at December 31, 2019. Approximately $16,745,000 of these losses relates to years prior to 2018 and will begin to expire in 2033. Approximately $2,722,000 of these losses relate to 2018 and 2019, and will not expire, but are subject to limitations on usage.

For tax years beginning after December 31, 2017, the Alternative Minimum Tax (“ATM”) on corporations was repealed. Credits may offset regular tax liability for years 2018 through 2021 and will be fully refundable by 2021. As a result, the Company recorded $353,986 as income tax receivable and benefit of the same amount in 2018 of which $189,633 was refunded in 2019. The remaining balance of $164,353 will be refunded in two equal installments during 2020 and 2021.

At December 31, 2019, the Company had no material unrecognized tax benefits and no adjustments to liabilities or operations were required. The Company does not expect that its unrecognized tax benefits will materially increase within the next twelve months. The Company recognizes interest and penalties related to uncertain tax positions in investment administrative expenses. As of December 31, 2019, the Company has not recorded any provisions for accrued interest and penalties related to uncertain tax positions.

18

Daxor Corporation

Notes to Financial Statements

December 31, 2019

5. Income Taxes - (continued)

In certain cases, the Company’s uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. The Company files federal, state and local income tax returns in jurisdictions with varying statutes of limitations. The 2015 through 2018 tax years generally remain subject to examination by federal, state and local tax authorities.

Under Internal revenue code section 542, a company is defined as a Personal Holding Company (“PHC”) if it meets both an ownership test and an income test. The ownership test is met if a company has five or fewer shareholders that own more than 50% of the company, which is applicable to Daxor. The income test is met if PHC income items such as dividends, interest and rents exceed 60% of adjusted ordinary gross income. Adjusted ordinary income is defined as all items of income except capital gains. For the year ended December 31, 2019, more than 60% of Daxor’s adjusted gross income came from items defined as PHC income.

Determining the PHC tax liability requires computing Daxor’s “undistributed PHC income” and taxing such PHC income at the statutory rate of 20%. Undistributed PHC income is current year taxable income of the Company, exclusive of the net operating loss carry forward deduction that is allowed for regular tax purposes. The Company incurred no liability for PHC for the year ended December 31, 2019 due to the net operating losses applied to realized gains incurred during the year.

Computed expected provision at statutory rates	(21.0)%
Valuation allowance	18.1%
Dividend received deduction	2.0%
State franchise taxes/(credits)	(0.2)%
Non-deductible/non-taxable and other items	1.1%
Effective income tax (benefit) rate	0.0%

6. Deferred Income Taxes

Deferred income taxes result from differences in the recognition of gains and losses on marketable securities; stock options, as well as from carry forwards of the Company’s net operating losses of approximately $19,467,000, and tax credits of approximately $1,044,000 for tax purposes.

19

Daxor Corporation

Notes to Financial Statements

December 31, 2019

6. Deferred Income Taxes - (continued)

The significant components of deferred tax assets and liabilities are reflected in the following table:

Unrealized gains on investments in securities	$(1,579,396)
Unrealized losses on call options written	(2,468)
Unrealized gain on investment in operating division	(518,635)
Net operating loss-carry forward	4,822,000
Business tax credits carried forward	1,044,374
Others	35,701
Deferred Income Tax Available for use	3,801,576
Valuation allowance	(3,801,576)
Net Deferred Tax Asset	$-

Realization of deferred tax assets is dependent on future earnings. Due to the uncertainty of the realization of its net deferred tax assets, the Company has provided a valuation allowance. In assessing the potential to realize the deferred tax asset, management considers whether it is more likely than not that some or perhaps all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which these temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making their assessment. The Company recorded a valuation allowance of $3,801,576 at December 31, 2019. The valuation allowance increased $458,757 from December 31, 2018. If the Company becomes profitable before the expiration of the loss carry forwards, it would have the ability to utilize them in order to offset any taxable income.

7. Investment and Market Risk Factors

The Company enters into investments in securities, call and put options and securities borrowed and/or financial instruments that may have off balance sheet risks, where the potential loss due to changes in the market (market risk), failure of counterparty to perform on the transaction risk (credit risk) and other risk elements, such as interest rate risk, exceeds the value and/or obligations of such financial instruments. It is the Company’s general policy to mitigate such risks by transacting with established counterparties. The Company transacts with and custodies investment assets at UBS Financial Services, Inc. (“Broker”).

The Company’s investments in securities arise from investments in long common and preferred stocks, selling common stocks short and transacting in put and call (naked and covered) options. These investments are subject to equity risks of increases and decreases in market exchange prices such as on the NASDAQ.

20

Daxor Corporation

Notes to Financial Statements

December 31, 2019

7. Investment and Market Risk Factors - (continued)

The Company is subject to certain inherent risks arising from its investing activities of selling securities short and writing put and call options. Selling securities short creates an obligation to purchase the securities at an unknown future date, subject to the Company’s discretion, at the then prevailing future market prices. Securities borrowed create the risk that the ultimate obligation may exceed the liability reflected in these financial statements.

The Company collects premiums and the opportunity to create option premium income when writing put and call options if the options expire out-of-the-money. Writing put and call options gives the option buyer the right to exercise the option against the option writer. Writing put options obligates the writer to purchase the stock at the strike price if the stocks’ current market price is below the strike price prior to expiration of the put option. The potential loss in writing a put option is the strike price less the premium collected if the stock price falls to zero. Writing call options obligates the writer to sell the stock at the strike price if the stock’s current market price is greater than the strike price prior to expiration of the call option. The potential loss in writing a naked call option is unlimited as the rise of a stock price is unlimited. The potential loss in writing a covered call is limited to the strike price less the cost of the underlying security the Company holds in the portfolio. The Company endeavors to write covered calls but may also write naked calls.

Cash receivable from broker and margin loans payable reflect accounts with the Company’s Broker. Due from broker represents amounts receivable from brokers that are available for investing but have not been invested. Margin loan payable represents obligations to the Broker for leveraging investments in securities. Investments in securities are collateral for the margin loan payable. The Company does not have the right of setoff nor netting agreements between brokers.

The Company’s investments may be subject to changes in interest rates as they may affect equity and option markets. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

The Company is subject to volatility risk which refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Legal, tax and regulatory changes continue to occur in the United States and globally, additionally, regulatory environments, as a whole, continue to evolve and change. The effect of any future legal, tax and/or regulatory changes are unknown and could be substantial and adverse.

8. Related Party Transactions

The Company reported $63,617 of portfolio administrative expenses which is included in investment administrative charges on the Statement of Operations for the period ended December 31, 2019. These charges represent a portion of the payroll and related expenses of three employees of the Operating Division for services performed for the Company. The Company did not purchase or sell stock in the Company in 2019.

21

Daxor Corporation

Notes to Financial Statements

December 31, 2019

9. Margin Loan

The Company has total margin loan payable at December 31, 2019 of $1,342,550. This loan is secured by the Company’s investments in marketable securities. The interest expense on the margin loans for the period ended December 31, 2019 was $143,486. The ability of the Company to incur margin debt at any given time is based on the current amount outstanding and the market value of the portfolio of marketable securities. There are no set repayment terms for any of the Company’s margin loans.

The following table summarizes the margin loan activity for the period ended December 31, 2019:

Balance at 12/31/19	Weighted average interest rate at 12/31/19	Maximum amount outstanding during the period	Average amount outstanding during the period	Weighted average interest rate during the period
$1,342,550	2.899%	$4,904,964	$4,312,287	3.3291%

10. Capital Stock

At December 31, 2019, there were 10,000,000 shares of $0.01 par value capital stock authorized. The paid in capital of $11,060,549 at December 31, 2019 consists of the following amounts:

Additional Paid in Capital in excess of par value of common stock	$11,007,383
Common Stock	53,166
Total Paid in Capital	$11,060,549

11. Treasury Stock

The Company’s Board of Directors from time to time has authorized the repurchase of shares of the Company’s common stock in the open market usually as funds are available and if the stock is trading at a price which management feels is undervalued. The Company did not repurchase any shares of the Company during 2019. During the year ended December 31, 2018, the Company repurchased in the open market 8,330 shares at a total cost of $32,222. The Company sold in the open market 18,459 shares of the Company Stock at an average price of $7.51, or $138,550.

Treasury stock at December 31, 2019:

Treasury Stock at repurchase price	$14,860,304
Treasury Stock shares	1,569,672

12. Dividends

In 2008, management instituted a policy of paying dividends when funds are available. The Company did not declare a dividend for the year 2019.

22

Daxor Corporation

Notes to Financial Statements

December 31, 2019

13. Stock Options

In June 2019, the Board of Directors of the Company approved the Daxor Corporation 2020 Incentive Compensation Plan (the “2020 Plan”.) The 2020 Plan is subject to approval by shareholders of the Company. In addition to Stock Options, awards under the 2020 Plan can consist of Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, Deferred Stock Units, Cash Awards and Bonus Stock (collectively, “Stock Awards”). The 2020 Plan is an effort to provide incentive to employees, officers, agents, consultants, and independent contractors through proprietary interest. The Board of Directors acts as the Plan Administrator, and may issue these Stock Awards at its discretion. Daxor is not currently issuing options under the 2020 Plan, and will not issue options until it receives exemptive relief or a favorable no-action response from the SEC regarding the operation of the 2020 Plan.

The 2020 Plan replaces the 2004 Stock Option Plan.

The maximum number of shares that may be issued under the 2020 Plan is 250,000 or 5% of the Company’s outstanding shares, whichever is greater. Under the provisions of the 2020 Plan, the exercise price of any stock options issued is a minimum of 110% of the closing market price of the Company’s stock on the grant date of the option. Previously, the Company issued options to various employees under the previous 2004 Stock Option Plan and the Stock Option Plan that was also administered by the Board of Directors. All issuances have varying vesting and expiration timelines. As at December 31, 2019, 194,233 options were outstanding and 181,402 were exercisable.

At December 31, 2019, there was $98,114 of unvested stock-based compensation expense to recognize. The Company recognized $199,358 of share-based compensation expense, which is included in investment administrative charges in the Statement of Operations for the year ended December 31, 2019. The aggregate intrinsic value at December 31, 2019 was $161,073 and was calculated based on the difference between the closing market price of the Company’s common stock and the exercise price of the underlying options.

To calculate the option-based compensation, the Company used the Black-Scholes option-pricing model. The Company’s determination of fair value of option-based awards on the date of grant using the Black-Scholes model is affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These variables include, but are not limited to, the Company’s expected stock price volatility over the term of the awards, risk-free interest rate, and the expected life of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options. The expected volatility, holding period, and forfeitures of options are based on historical experience.

In 2018, 128,650 stock options were issued to employees and outside consultants with a weighted average exercise price of $9.04. The 128,650 stock options issued during 2018 are still outstanding and 49,188 stock options have vested as of December 31, 2019.

There were no stock options granted in 2019. The fair values of stock options granted were estimated using the Black-Scholes option-pricing model with the following assumptions for the years ended December 31, 2018 and December 31, 2019.

Risk free rates	2.75%
Expected life (in years)	2 - 7
Expected volatility	47.1%
Dividend yield	0.00%

Weighted Average grant date fair value per share	$2.26

23

Daxor Corporation

Notes to Financial Statements

December 31, 2019

13. Stock Options - (continued)

The details of employee option activity for the year ended December 31, 2019 is as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding and Exercisable, January 1, 2019	205,150	$8.58
Granted	-	-
Canceled	(9,917)	8.98
Expired	(1,000)	8.86
Outstanding at December 31, 2019	194,233	$8.56

The following tables summarize information concerning currently outstanding and exercisable options at December 31, 2019:

Range of Exercise Prices	Number Outstanding at December 31, 2019	Weighted Average Remaining Contractual Life at December 31, 2019	Weighted Average Exercise Price at December 31, 2019
Below - $9.52	194,233	3.24 years	$8.56

Range of Exercise Prices	Number Exercisable at December 31, 2019	Weighted Average Exercise Price at December 31, 2019
Below - $9.52	181,402	$8.57

14. Commitment

On January 20, 2016, the Company signed a lease which commenced on January 22, 2016 and expires on June 30, 2021 for 3,112 square feet of office space in New York City. In order to facilitate an orderly transition to the new office space in the same location the Company received a payment of $275,000 in 2016 from the landlord as consideration for vacating the prior spaces by January 10, 2016. The Rent Commencement Date under the new lease was June 22, 2016.

The future minimum lease payments exclusive of future cost of living and tax escalation increases are $322,092:

Period Covered:	Number of Months	Commitment

January 1, 2020 through December 31, 2020	12	214,728
January 1, 2021 through June 30, 2021	6	107,364
Total Commitment		$322,092

The rent expense is allocated to and reflected in the Operating Division’s results of operations which are not a part of these financial statements. The Company’s Operating Division adopted Accounting Standards Update No. 2016-02, Leases (Topic842), (“ASC 842”) effective January 1, 2019 using the effective date transition method and utilizing the Company’s incremental borrowing rate of 3.3% and did not have a material effect on the operations, financial position and cash flows of its Operating Division. The Operating Division had an initial recognition right of use asset, and corresponding liability of $506,896 adopting ASC 842 on January 1, 2019. The right of use asset and corresponding liability at December 31, 2019 was $304,137

24

Daxor Corporation

Notes to Financial Statements

December 31, 2019

15. Registration Statement

The Company has filed a Form N-2 Registration Statement under the Securities Act of 1933, which permits the Company to raise additional equity capital by issuing additional shares of common stock from time to time in varying amounts and by different offering methods, at prices and on terms to be determined by market conditions at the time of offering. During any 12-month period, the aggregate market value of securities the Company may offer may not exceed one third of the aggregate market value of voting and non-voting common equity held by persons who are not affiliates of the Company.

16. Contingency

Idant Labs, a wholly owned subsidiary of the Company settled a civil complaint in Federal District Court in the State of Illinois in relation to the sale of anonymous donor semen that allegedly led to the birth of two children with alleged autism. Idant Labs settled the civil complaint in the amount of $250,000 that was paid through the Company’s insurance company. All complaints have been dismissed.

17. Recently Issued Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”) related to FASB ASC Topic 820 Fair Value Measurement and Disclosures – Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 eliminates, amends, and adds to the fair value measurement disclosure requirements of ASC Topic 820. The amendments are designed to provide more useful information to financial statement users. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. The Company adopted ASU 2018-13 effective December 31, 2019 and did not have a material effect on the operations, financial position and cash flows of the Company.

In February 2016, the Financial Accounting Standards Board issued Accounting Standards Update No. 2016-02, Leases (Topic 842), which supersedes existing lease accounting standards. Together with subsequent amendments, this created Accounting Standards Codification Topic 842 (“ASC 842”). ASC 842 requires that a lessee recognize a right-of-use asset and a corresponding liability for its obligation under virtually all operating leases, as well as expands disclosure requirements. ASC 842 was effective for annual reporting periods beginning after December 15, 2018. Early adoption was permitted. The Company’s Operating Division adopted ASC 842 effective January 1, 2019 and did not have a material effect on the operations, financial position and cash flows of its Operating Division.

18. Subsequent Events

The Company has evaluated subsequent events through the filing date of the financial statements and there are no significant items to report.

25

Report of the Independent Registered Accounting Firm

To the Stockholders and Board of Directors of

Daxor Corporation

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Daxor Corporation (the “Company”), including the schedule of investments, as of December 31, 2019, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the four the year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Company as of December 31, 2019, and the results of its operations and cash flows for the year then ended, and the changes in net assets for each of the two years in the period then ended, and the financial highlights for the each of the four years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the year ended December 31, 2015 were audited by another independent registered public accounting firm whose report dated March 14, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the Company’s securities broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 2016.

New York, NY

February 28, 2020

26

Daxor Corporation

Supplemental Data

General

Investment Products Offered

●	Are not FDIC Insured
●	May Lose Value
●	Are Not Bank Guaranteed

The investment return and principal value of an investment in Daxor Corporation will fluctuate in part as the prices of the individual securities in which it invests fluctuate, so that your shares, when sold, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of Daxor and Daxor’s operating business carefully before investing. For a free copy of the Company’s definitive prospectus (when available), which contains this and other information, call the Company at 212- 330-8500.

This shareholder report must be preceded or accompanied by the Company’s prospectus for individuals who are not current shareholders of the Company.

Voting Proxies on Portfolio Securities

A description of the policies and procedures that the Corporation uses to determine how to vote proxies relating to the Company’s portfolio securities, as well as information relating to portfolio securities during the 12 month period ended December 31, 2019 (i) is available, without charge and upon request, by calling 1-212-330-8500; and (ii) on the U.S. Securities and Exchange Commission’s website.

Disclosure of Portfolio Holdings

The SEC has adopted the requirement that all investment companies file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. The Company’s Form N-Q for March 31, 2019, and September 30, 2019 reporting portfolio securities held by the Company, are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling 800-SEC-0330.

27

Daxor Corporation

Privacy Policy

The Company and Your Personal Privacy-

Daxor Corporation is an investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

What Kind of Non-Public Information do we Collect About you if you Become a Shareholder?

Daxor Corporation does not collect non-public information about our shareholders.

What Information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers of our operating division to anyone, other than our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect Your Personal Information?

We restrict access to non-public personal information about our customers or former customers to the people who need to know that information in order to perform their jobs or provide services to you. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

28

Daxor Corporation

About the Corporation’s Directors and Officers

The Corporation is governed by a Board of Directors that meets to review investments, performance, expenses and other business matters, and is responsible for protecting the interests of shareholders. The majority of the Corporation’s directors are independent of Daxor Corporation.; the only “inside” directors is an officer and a director of Daxor Corporation. The Board of Directors elects the Corporation’s officers, who are listed in the table. The business address of each director and officer is 350 Fifth Avenue, Suite 4740, New York, NY 10118.

Independent Directors

Name Date of Birth Year Elected	Principal Occupations(s) During Past 5 Years and Other Directorships of Public Companies

James Lombard December 26, 1934 1989	Director of Administrative Services Division, New York City Council (Retired) No Directorships

Martin S. Wolpoff September 25, 1942 1989	Educational Consultant, Director Administration Community School District (Retired) No Directorships

Edward Feuer June 15, 1955 2016	Partner, Feuer & Orlando, LLP No Directorships

Bernhard Saxe, Esq. November 2, 1938 2008	Partner, Foley & Lardner LLP (retired 02/04) Registered Patent Attorney No Directorships

Inside Directors

Name Date of Birth Year Elected	Principal Occupations(s) During Past 5 Years and Other Directorships of Public Companies

Michael Feldschuh November 6, 1969 2013	President and CEO of Daxor Corporation No Outside Directorships

Jonathan Feldschuh September 1, 1964 2017	Chief Scientific Officer of Daxor Corporation No Outside Directorships

Officers

Name Date of Birth Title	Principal Occupations(s) During Past 5 Years and Other Directorships of Public Companies

Robert J. Michel February 6, 1957 Chief Financial Officer

Chief Financial Officer of Daxor Corporation, appointed September 20, 2018.

Chief Compliance Officer, Daxor Corporation, appointed October 15, 2018

Corporate Secretary, Daxor Corporation, appointed February 2019

Director – Bio-Key International, June 2016 to present

The Daxor’s Statement of Additional Information includes additional information about the Directors and is available free of charge, upon request, by calling toll-free at 212-330-8500.

29

Daxor Corporation

December 31, 2019

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions for the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is available on the Company’s website at http://www.daxor.com/wp-content/uploads/2014/10/DAXOR-CORPORATION-CODE-OF-ETHICS.pdf

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Edward Feuer is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit Services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-Related Services” refer to the assurance and related services by the principal accountant in order to assure the Company is in compliance with Rule 17f-2 under the Investment Company Act of 1940. “Tax Services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for past fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Year Ended December 31, 2019
Audit Services	$81,500
Audit-Related Services	8,000
Tax Services	20,250
Total Fees and Services	$109,935

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

There were no fees billed for tax services or other non-audit services by our auditors during the reporting period that required pre-approval by the Audit Committee.

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee. The members are: Edward Feuer, James A. Lombard and Martin S. Wolpoff.

ITEM 6. SCHEDULE OF INVESTMENTS

Included herein under Item 1.

30

Daxor Corporation

December 31, 2019

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Daxor Corporation is involved in many matters of corporate governance through the proxy voting process. We exercise our voting responsibilities with the primary goal of maximizing the long term value of our investments. Our consideration of proxy issues is focused on the investment implications of each proposal.

Our management evaluates and votes each proxy ballot that we receive. We do not use a proxy voting service. We recognize that a company’s management is entrusted with the day to day operations of the company, as well as long term strategic planning, subject to the oversight of the company’s board of directors. Our guidelines are based on the belief that a company’s shareholders have a responsibility to evaluate company performance and to exercise the rights and duties pertaining to ownership.

Due to the nature of our business and our size, it is unlikely that conflicts will arise in our voting of proxies of public companies. We do not engage in investment banking nor we do we have private advisory clients. In the highly unlikely event that a conflict of interest does arise on a proxy voting issue, we will defer that vote to our independent directors.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Daxor does not have an outside portfolio manager. The Chief Executive Officer of the Company manages Daxor’s portfolio.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the company’s Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) within 90 days of this report. Deficiencies in the registrant’s disclosure controls and procedures were not adequately designed and operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the 1940 Act and Securities Exchange Act of 1934 was recorded, processed, summarized and reported in a timely fashion within the time periods specified in the Securities and Exchange Commission’s rules and forms. Management has taken corrective steps to resolve these matters so that future reporting may take place within the specified time frame of the 1940 Act.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting other than the above mentioned corrective steps to improve the timeliness of financial reports as required under the 1940 Act.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Daxor did not lend out portfolio securities.

ITEM 13. EXHIBITS.

(a)(2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing.

31

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Daxor Corporation

By (Signature and Title)	/s/ Michael Feldschuh
Michael Feldschuh
President and Chief Executive Officer (Principal Executive Officer)

Date: February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Feldschuh
Michael Feldschuh
President and Chief Executive Officer (Principal Executive Officer)

Date: February 28, 2020

By (Signature and Title)	/s/ Robert J. Michel
Robert J. Michel
Chief Financial Officer (Principal Financial Officer and Chief Compliance Officer)

Date: February 28, 2020